UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02031
MFS SERIES TRUST V
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Research Fund
Class A-MFRFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$89	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class A shares of the MFS Research Fund (fund) provided a total return of 31.41%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	31.41%	13.13%	11.92%
A with initial sales charge (5.75%)	23.86%	11.79%	11.26%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRA-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Research Fund
Class B-MFRBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$175	1.52%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class B shares of the MFS Research Fund (fund) provided a total return of 30.45%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	30.45%	12.28%	11.09%
B with CDSC (declining over six years from 4% to 0%)×	26.45%	12.02%	11.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRB-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Research Fund
Class C-MFRCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.52%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class C shares of the MFS Research Fund (fund) provided a total return of 30.44%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	30.44%	12.28%	11.09%
C with CDSC (1% for 12 months)×	29.44%	12.28%	11.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRC-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Research Fund
Class I-MRFIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$60	0.52%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class I shares of the MFS Research Fund (fund) provided a total return of 31.76%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	31.76%	13.41%	12.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRI-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Research Fund
Class R1-MFRLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$175	1.52%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R1 shares of the MFS Research Fund (fund) provided a total return of 30.44%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	30.44%	12.28%	11.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRR1-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Research Fund
Class R2-MSRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$118	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R2 shares of the MFS Research Fund (fund) provided a total return of 31.09%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	31.09%	12.84%	11.64%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRR2-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Research Fund
Class R3-MFRHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$89	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R3 shares of the MFS Research Fund (fund) provided a total return of 31.43%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	31.43%	13.12%	11.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRR3-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Research Fund
Class R4-MFRJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$60	0.52%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R4 shares of the MFS Research Fund (fund) provided a total return of 31.75%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	31.75%	13.40%	12.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRR4-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Research Fund
Class R6-MFRKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	0.46%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R6 shares of the MFS Research Fund (fund) provided a total return of 31.85%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, consumer cyclicals, and financial services sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	31.85%	13.48%	12.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,268,632,076	Total Management Fee ($)#:	32,372,060
Total Number of Holdings:	103	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	38.2%
Financial Services	12.7%
Capital Goods	12.4%
Health Care	12.3%
Consumer Cyclicals	11.6%
Energy	5.9%
Consumer Staples	4.5%
Telecommunications and Cable Television	2.0%
Top ten holdings
Microsoft Corp.	8.4%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.4%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.8%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	2.7%
JPMorgan Chase & Co.	2.2%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRR6-ANN
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® International New Discovery Fund
Class A-MIDAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$144	1.29%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class A shares of the MFS International New Discovery Fund (fund) provided a total return of 23.31%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.31%	5.20%	5.66%
A with initial sales charge (5.75%)	16.22%	3.97%	5.03%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOA-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® International New Discovery Fund
Class B-MIDBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$228	2.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class B shares of the MFS International New Discovery Fund (fund) provided a total return of 22.42%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.42%	4.42%	4.87%
B with CDSC (declining over six years from 4% to 0%)×	18.42%	4.08%	4.87%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOB-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® International New Discovery Fund
Class C-MIDCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$227	2.04%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class C shares of the MFS International New Discovery Fund (fund) provided a total return of 22.42%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.42%	4.43%	4.87%
C with CDSC (1% for 12 months)×	21.42%	4.43%	4.87%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® International New Discovery Fund
Class I-MWNIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$116	1.04%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class I shares of the MFS International New Discovery Fund (fund) provided a total return of 23.64%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.64%	5.47%	5.92%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOI-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® International New Discovery Fund
Class R1-MIDGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$227	2.04%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R1 shares of the MFS International New Discovery Fund (fund) provided a total return of 22.42%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.42%	4.43%	4.87%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOR1-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® International New Discovery Fund
Class R2-MIDRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$172	1.54%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R2 shares of the MFS International New Discovery Fund (fund) provided a total return of 23.03%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	23.03%	4.95%	5.39%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOR2-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® International New Discovery Fund
Class R3-MIDHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$144	1.29%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R3 shares of the MFS International New Discovery Fund (fund) provided a total return of 23.33%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.33%	5.21%	5.66%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOR3-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® International New Discovery Fund
Class R4-MIDJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$116	1.04%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R4 shares of the MFS International New Discovery Fund (fund) provided a total return of 23.62%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	23.62%	5.47%	5.92%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOR4-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® International New Discovery Fund
Class R6-MIDLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$102	0.91%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R6 shares of the MFS International New Discovery Fund (fund) provided a total return of 23.80%, at net asset value. This compares with a return of 25.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 23.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Security selection within both the consumer discretionary and information technology sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials sector held back relative returns.
    The combination of an underweight position and security selection within the financials sector also detracted from relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	23.80%	5.61%	6.06%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) +∆	25.35%	7.59%	5.22%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) +∆	23.01%	7.26%	5.57%
+
Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	6,620,346,616	Total Management Fee ($)#:	54,007,179
Total Number of Holdings:	344	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Issuer country weightings
Japan	26.8%
United Kingdom	12.6%
Australia	6.6%
Germany	5.8%
India	4.7%
Taiwan	4.2%
France	3.8%
China	3.6%
Hong Kong	3.5%
Other Countries	28.4%
Top ten holdings
Symrise AG	1.6%
OBIC Co. Ltd.	1.5%
Dollarama, Inc.	1.3%
NS Solutions Corp.	1.3%
Cranswick PLC	1.0%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
T. Hasegawa Co. Ltd.	1.0%
GEA Group AG	0.9%
CTS Eventim AG	0.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOR6-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Total Return Fund
Class A-MSFRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$79	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class A shares of the MFS Total Return Fund (fund) provided a total return of 19.98%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	19.98%	7.52%	6.90%
A with initial sales charge (5.75%)	13.08%	6.25%	6.26%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/24
Standard & Poor’s 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRA-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Total Return Fund
Class B-MTRBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$161	1.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class B shares of the MFS Total Return Fund (fund) provided a total return of 19.09%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	19.09%	6.71%	6.09%
B with CDSC (declining over six years from 4% to 0%)×	15.09%	6.40%	6.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/24
Standard & Poor’s 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRB-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Total Return Fund
Class C-MTRCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$161	1.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class C shares of the MFS Total Return Fund (fund) provided a total return of 19.08%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	19.08%	6.72%	6.10%
C with CDSC (1% for 12 months)×	18.08%	6.72%	6.10%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/24
Standard & Poor’s 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Total Return Fund
Class I-MTRIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$52	0.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class I shares of the MFS Total Return Fund (fund) provided a total return of 20.29%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	20.29%	7.79%	7.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/24
Standard & Poor’s 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRI-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Total Return Fund
Class R1-MSFFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$161	1.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R1 shares of the MFS Total Return Fund (fund) provided a total return of 19.06%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	19.06%	6.71%	6.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/24
Standard & Poor’s 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRR1-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Total Return Fund
Class R2-MTRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$107	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R2 shares of the MFS Total Return Fund (fund) provided a total return of 19.70%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	19.70%	7.25%	6.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/24
Standard & Poor’s 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRR2-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Total Return Fund
Class R3-MSFHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$79	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R3 shares of the MFS Total Return Fund (fund) provided a total return of 19.96%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	19.96%	7.52%	6.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/24
Standard & Poor’s 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRR3-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Total Return Fund
Class R4-MSFJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$52	0.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R4 shares of the MFS Total Return Fund (fund) provided a total return of 20.31%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	20.31%	7.78%	7.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/24
Standard & Poor’s 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRR4-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Total Return Fund
Class R6-MSFKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.40%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R6 shares of the MFS Total Return Fund (fund) provided a total return of 20.37%, at net asset value. This compares with returns of 36.35% and 11.57% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 25.98%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Blended Index:
    Within the equity portion of the fund, stock selection within the industrials sector contributed to performance relative to the equity portion of the Blended Index. Security selection and, to a lesser extent, an overweight position in the financials sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector contributed to performance relative to the fixed income portion of the Blended Index. The combination of an underweight allocation and security selection within the financial institutions sector, particularly within "A" rated securities, and the fund's out-of-benchmark exposure to collateralized mortgage obligations (CMOs) also strengthened relative returns. The fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within "AA" rated bonds, held back performance relative to the fixed income portion of the Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	20.37%	7.87%	7.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index ∆	11.57%	0.33%	1.84%
MFS Total Return Blended Index ∆	25.98%	9.78%	8.89%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/24
Standard & Poor’s 500 Stock Index	60%
Bloomberg U.S. Aggregate Bond Index	40%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	8,091,815,185	Total Management Fee ($)#:	26,951,491
Total Number of Holdings:	1,083	Portfolio Turnover Rate (%):	53
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	59.6%
Fixed Income	39.0%
Money Market Funds	1.4%
Equity sectors
Financials	16.0%
Health Care	9.0%
Industrials	8.5%
Consumer Staples	4.6%
Information Technology	4.5%
Communication Services	4.4%
Energy	4.0%
Utilities	3.6%
Materials	2.7%
Consumer Discretionary	2.3%
Composition including fixed income credit quality
AAA	4.3%
AA	2.0%
A	5.2%
BBB	7.2%
CCC	0.0%
U.S. Government	8.5%
Federal Agencies	11.8%
Not Rated	0.0%
Non-Fixed Income	59.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRR6-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended September 30, 2024 and 2023, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	2023
MFS Research Fund	55,629	53,673
MFS Total Return Fund	70,800	76,859
Total	126,429	130,532

Fees billed by E&Y:		Audit Fees
	2024	2023
MFS International New Discovery Fund	60,216	58,096

For the fiscal years ended September 30, 2024 and 2023, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Research Fund	0	0	0	0	0	0
To MFS Total Return Fund	0	0	0	0	0	0
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Research Fund*	0	0	0	0	0	0
To MFS and MFS Related
Entities of MFS Total Return	0	0	0	0	0	0
Fund*

Fees billed by Deloitte			Aggregate Fees for Non-audit Services
			2024		2023
To MFS Research Fund, MFS and MFS
Related Entities#			0		0
To MFS Total Return Fund, MFS and MFS
Related Entities#			0		0
Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023
To MFS International New
Discovery Fund	0	0	660	636	0	0

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS International	0	0	0	0	3,600	3,600
New Discovery Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
			2024		2023
To MFS International New Discovery Fund,
MFS and MFS Related Entities#			320,200		228,986

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Total Return Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Fund
Portfolio of Investments − 9/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.0%
Aerospace & Defense – 1.7%
General Dynamics Corp.	131,408	$ 39,711,498
Honeywell International, Inc.	218,486	45,163,241
L3Harris Technologies, Inc.	227,313	54,070,943
		$138,945,682
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	139,199	$ 35,870,190
Diageo PLC	882,528	30,712,688
		$66,582,878
Automotive – 1.8%
Aptiv PLC (a)	846,323	$ 60,943,719
Lear Corp.	372,996	40,712,513
LKQ Corp.	1,193,380	47,639,730
		$149,295,962
Broadcasting – 1.1%
Omnicom Group, Inc.	688,990	$ 71,234,676
Warner Bros. Discovery, Inc. (a)	1,840,261	15,182,153
		$86,416,829
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	184,550	$ 37,808,759
Charles Schwab Corp.	2,497,384	161,855,457
CME Group, Inc.	147,925	32,639,651
		$232,303,867
Business Services – 2.4%
Accenture PLC, “A”	123,147	$ 43,530,002
Amdocs Ltd.	312,035	27,296,822
Cognizant Technology Solutions Corp., “A”	369,645	28,529,201
Fidelity National Information Services, Inc.	489,602	41,004,167
Fiserv, Inc. (a)	313,869	56,386,566
		$196,746,758
Cable TV – 1.6%
Comcast Corp., “A”	3,035,189	$ 126,779,845
Chemicals – 0.8%
PPG Industries, Inc.	474,577	$ 62,862,469
Computer Software – 2.2%
Dun & Bradstreet Holdings, Inc.	4,986,092	$ 57,389,919
Microsoft Corp.	278,207	119,712,472
		$177,102,391
MTRFS-ANN

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.3%
Masco Corp.	1,556,311	$ 130,636,745
Stanley Black & Decker, Inc.	383,927	42,281,880
Summit Materials, Inc., “A” (a)	378,319	14,765,791
		$187,684,416
Consumer Products – 1.5%
Kenvue, Inc.	5,288,365	$ 122,319,883
Consumer Services – 0.3%
Booking Holdings, Inc.	5,705	$ 24,030,145
Electrical Equipment – 1.7%
Johnson Controls International PLC	1,727,644	$ 134,082,451
Electronics – 1.4%
Intel Corp.	1,936,284	$ 45,425,223
NXP Semiconductors N.V.	296,828	71,241,688
		$116,666,911
Energy - Independent – 2.3%
ConocoPhillips	857,975	$ 90,327,608
Hess Corp.	715,660	97,186,628
		$187,514,236
Energy - Integrated – 1.7%
Chevron Corp.	143,473	$ 21,129,269
Exxon Mobil Corp.	557,018	65,293,650
Suncor Energy, Inc.	1,297,733	47,900,352
		$134,323,271
Food & Beverages – 0.2%
Archer Daniels Midland Co.	278,956	$ 16,664,831
Health Maintenance Organizations – 1.6%
Cigna Group	383,821	$ 132,970,947
Insurance – 3.9%
Aon PLC	308,128	$ 106,609,207
Chubb Ltd.	324,673	93,632,446
Principal Financial Group, Inc.	176,603	15,170,198
Travelers Cos., Inc.	118,564	27,758,204
Willis Towers Watson PLC	256,171	75,450,044
		$318,620,099
Internet – 0.7%
Alphabet, Inc., “A”	349,420	$ 57,951,307
Leisure & Toys – 0.2%
Electronic Arts, Inc.	115,752	$ 16,603,467

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.3%
Eaton Corp. PLC	185,723	$ 61,556,031
Regal Rexnord Corp.	270,798	44,919,972
		$106,476,003
Major Banks – 6.3%
Bank of America Corp.	2,914,597	$ 115,651,209
Goldman Sachs Group, Inc.	326,926	161,864,332
JPMorgan Chase & Co.	593,794	125,207,403
Morgan Stanley	622,914	64,932,555
PNC Financial Services Group, Inc.	218,233	40,340,370
		$507,995,869
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	131,705	$ 37,840,163
McKesson Corp.	128,285	63,426,670
Quest Diagnostics, Inc.	113,236	17,579,889
		$118,846,722
Medical Equipment – 2.5%
Becton, Dickinson and Co.	255,255	$ 61,541,980
Medtronic PLC	1,538,125	138,477,394
		$200,019,374
Metals & Mining – 0.2%
Glencore PLC	2,887,939	$ 16,513,626
Other Banks & Diversified Financials – 1.8%
Northern Trust Corp.	935,647	$ 84,236,299
Truist Financial Corp.	1,462,411	62,547,319
		$146,783,618
Pharmaceuticals – 3.5%
Johnson & Johnson	782,362	$ 126,789,586
Organon & Co.	505,202	9,664,514
Pfizer, Inc.	3,450,877	99,868,380
Roche Holding AG	133,552	42,700,031
		$279,022,511
Railroad & Shipping – 1.0%
Union Pacific Corp.	336,604	$ 82,966,154
Restaurants – 0.3%
U.S. Foods Holding Corp. (a)	181,604	$ 11,168,646
Wendy's Co.	751,527	13,166,753
		$24,335,399
Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	77,492	$ 23,072,468
Axalta Coating Systems Ltd. (a)	1,386,265	50,168,930
DuPont de Nemours, Inc.	548,689	48,893,677
		$122,135,075

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.2%
Target Corp.	111,653	$ 17,402,237
Telecommunications - Wireless – 0.8%
T-Mobile USA, Inc.	296,158	$ 61,115,165
Tobacco – 1.3%
Altria Group, Inc.	492,248	$ 25,124,338
Philip Morris International, Inc.	690,585	83,837,019
		$108,961,357
Utilities - Electric Power – 3.7%
Dominion Energy, Inc.	193,152	$ 11,162,254
Duke Energy Corp.	562,948	64,907,904
Exelon Corp.	734,578	29,787,138
National Grid PLC	3,833,328	52,787,169
PG&E Corp.	3,824,692	75,614,161
Southern Co.	674,698	60,844,266
		$295,102,892
Total Common Stocks (Identified Cost, $2,885,880,338)		$4,774,144,647
Bonds – 39.2%
Aerospace & Defense – 0.0%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$ 2,886,938
Asset-Backed & Securitized – 5.8%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.947% ((SOFR - 1mo. + 0.11448%) + 1.75%), 1/15/2037 (n)	$6,082,500	$ 6,002,307
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	7,812,000	7,852,050
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	6,376,458	6,391,849
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.411% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	6,771,500	6,717,748
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.811% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	5,818,000	5,776,349
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.442% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,562,011
AREIT 2022-CRE6 Trust, “B”, FLR, 7.191% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	10,049,488
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	3,816,315	3,860,149
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 7.032% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	11,516,802	11,593,020
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.559% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	700,131	1,255,118
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	1,190,323	1,261,878
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,545,702
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 6.511% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	17,122,500	16,728,802
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.26% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	2,794,000	2,767,708
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.392% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,858,566
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,670,574	3,783,410
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.497% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	15,649,467
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	7,048,599	7,062,842
Columbia Cent CLO 28 Ltd., “A-2-R”, FLR, 7.094% ((SOFR - 3mo. + 0.26161%) + 1.7%) 11/07/2030 (n)	11,264,069	11,278,070
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,957,949
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,958,881
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,559,478
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	10,927,609
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	3,706,469	3,746,464
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,483,218
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 6.462% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	4,949,495	4,951,965
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 6.583% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	9,454,686	9,465,625

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	$8,492,449	$ 8,681,630
Empire District Bondco LLC, 4.943%, 1/01/2033	4,396,000	4,481,001
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	7,882,281	7,934,730
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	2,390,209	2,425,384
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	149,920	158,772
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,620,124
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,250,307
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	1,913,636	1,921,002
LCCM 2021-FL2 Trust, “B”, FLR, 7.11% ((SOFR - 1mo. + 0.11448%) + 1.9%), 12/13/2038 (n)	8,231,500	8,119,247
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.96% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	16,915,500	16,814,844
MF1 2020-FL4 Ltd., “A”, FLR, 6.897% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	1,449,168	1,450,149
MF1 2021-FL5 Ltd., “AS”, FLR, 6.397% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	17,497,000	17,408,133
MF1 2022-FL8 Ltd., “B”, FLR, 6.915% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,264,701
MF1 2023-FL12 LLC, FLR, “A”, 7.031% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	14,505,000	14,536,592
MF1 2024-FL5 Ltd., “AS”, FLR, 7.054% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	8,571,000	8,565,659
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.175% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	5,309,334	5,310,295
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,036,591
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	8,236,746
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.913% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	5,618,950	5,620,714
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.723% ((SOFR - 3mo. + 0.26161%) + 1.16%), 7/15/2034 (n)	5,725,000	5,726,134
Nissan Master Owner Trust, 2024-A, “A”, FLR, 6.012% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	5,130,663	5,137,480
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.294% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	16,678,518	16,708,306
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 6.811% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	16,148,818	16,176,319
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.769% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	3,695,000	3,661,155
Residential Funding Mortgage Securities, Inc., FGIC, 5.32%, 12/25/2035 (d)(q)	140,906	2,928
Rockford Tower CLO 2020-1 Ltd., 2020-1A, “A2R”, FLR, 7.082% (SOFR - 3mo. + 1.8%), 1/20/2036 (n)	18,536,627	18,561,021
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	1,148,000	1,149,569
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 7.142% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	16,647,923
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	286,270	286,305
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 6.397% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	8,464,594	8,412,147
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	4,759,000	4,823,928
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.012% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,439,259	6,439,575
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,442,103
		$472,059,237
Automotive – 0.4%
Lear Corp., 4.25%, 5/15/2029	$2,163,000	$ 2,133,197
Magna International, Inc., 2.45%, 6/15/2030	6,114,000	5,522,411
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	10,166,000	8,670,913
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,232,000	12,114,693
		$28,441,214
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$7,789,000	$ 6,633,051
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	5,552,000	4,532,168
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	5,588,000	4,309,882
		$15,475,101
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$13,058,000	$ 13,982,392
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	6,221,009
LPL Holdings, Inc., 6.75%, 11/17/2028	1,274,000	1,370,055

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	$14,519,000	$ 13,683,052
		$35,256,508
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$622,000	$ 567,533
Masco Corp., 2%, 2/15/2031	12,460,000	10,758,550
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,191,792
		$12,517,875
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$ 9,006,198
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,516,467
Equinix, Inc., 2.5%, 5/15/2031	7,470,000	6,599,760
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,011,000	4,009,468
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,227,750
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	6,156,642
Global Payments, Inc., 2.9%, 11/15/2031	8,226,000	7,240,377
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,750,000	2,734,352
Verisk Analytics, Inc., 5.75%, 4/01/2033	5,062,000	5,448,684
		$48,939,698
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,413,000	$ 3,485,100
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	4,779,251
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,167,083
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,724,000	4,677,373
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,635,669
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	7,541,910
		$25,286,386
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,666,000	$ 4,135,275
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$2,585,000	$ 2,632,857
Roper Technologies, Inc., 2%, 6/30/2030	4,196,000	3,686,154
		$6,319,011
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$2,623,000	$ 2,589,488
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	6,723,000	6,808,265
		$9,397,753
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$10,448,000	$ 10,815,130
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$ 4,701,639
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,575,000	$ 8,404,833

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$4,290,000	$ 4,213,805
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,223,000	2,221,077
		$6,434,882
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$4,744,000	$ 4,842,906
EQT Corp., 5.75%, 2/01/2034	10,541,000	10,831,910
		$15,674,816
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$ 12,199,560
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,754,215
		$23,953,775
Financial Institutions – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$13,587,000	$ 13,047,568
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	7,581,235
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,225,535
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	6,846,532
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	5,478,635
		$35,179,505
Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$2,398,000	$ 2,312,886
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	9,558,000	12,685,580
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,705,225
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	986,000	930,571
		$23,634,262
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$ 5,099,176
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,359,908
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,778,657
Marriott International, Inc., 2.85%, 4/15/2031	23,000	20,705
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,484,293
		$18,742,739
Insurance – 0.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$ 7,556,103
Corebridge Financial, Inc., 3.9%, 4/05/2032	11,118,000	10,427,678
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,447,000	4,687,183
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	15,225,000	14,690,499
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	11,604,000	12,419,122
		$49,780,585
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$4,392,000	$ 4,662,543
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$6,955,000	$ 7,001,099
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	6,715,110
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	14,394,000	14,913,317
Fairfax Financial Holdings Ltd., 6%, 12/07/2033 (n)	357,000	375,392

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$3,061,000	$ 2,394,759
		$31,399,677
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$ 2,578,476
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$14,128,000	$ 14,453,911
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,411,470
		$15,865,381
Major Banks – 2.6%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,722,000	$ 10,278,260
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,616,000	3,171,403
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	9,484,000	10,949,557
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,370,884
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	16,465,000	15,480,294
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,981,000	3,102,894
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,877,000	2,737,067
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	7,588,000	8,032,930
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,872,000	9,981,742
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	9,008,000	7,812,190
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,072,000	2,774,674
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,174,452
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,546,000	1,421,932
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,046,000	13,235,122
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,837,000	5,252,741
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,657,000	5,018,466
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,872,000	6,339,511
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,847,000	2,432,711
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,207,000	8,177,872
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	17,713,340
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	9,176,324
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,106,000	15,878,871
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	17,769,751
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	25,966,000	23,737,484
		$207,020,472
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$ 9,067,780
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	861,375
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	5,009,377
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,198,375
CVS Health Corp., 5.3%, 6/01/2033	9,092,000	9,291,232
HCA, Inc., 5.125%, 6/15/2039	5,707,000	5,629,639
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	3,373,000	3,099,522
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	405,914
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	3,273,592
		$37,836,806
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$ 4,691,739

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$ 1,590,979
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,426,553
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	13,208,127
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,880,706
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	2,054,999
		$26,161,364
Midstream – 0.3%
Enbridge, Inc., 5.625%, 4/05/2034	$7,064,000	$ 7,408,833
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	5,807,124
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,660,584
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,629,792
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,338,824
Targa Resources Corp., 6.125%, 3/15/2033	7,772,000	8,340,453
		$28,185,610
Mortgage-Backed – 11.9%
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	$3,524,494	$ 3,610,136
Fannie Mae, 4.54%, 7/01/2026	835,395	841,424
Fannie Mae, 3.95%, 1/01/2027	807,269	807,241
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	5,527,334	5,310,513
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,064,430	1,108,326
Fannie Mae, 2.5%, 11/01/2031	120,608	115,752
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	4,744,218	4,891,588
Fannie Mae, 3%, 2/25/2033 (i)	580,471	44,096
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	9,359,053	9,459,718
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,814,160	2,926,809
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	25,665,911	24,462,173
Fannie Mae, 3.25%, 5/25/2040	179,706	173,223
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	21,046,968	20,745,860
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	407,726	381,464
Fannie Mae, 4%, 7/25/2046 (i)	675,636	129,476
Fannie Mae, UMBS, 2%, 11/01/2036 - 9/01/2052	102,424,794	87,964,861
Fannie Mae, UMBS, 3%, 2/01/2037 - 2/01/2053	64,608,537	58,474,335
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 8/01/2052	112,479,869	98,290,062
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	11,184,384	11,197,229
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	18,327,157	14,523,908
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	10,205,986	9,512,505
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/01/2053	4,713,133	4,654,831
Fannie Mae, UMBS, 6%, 11/01/2052 - 9/01/2054	14,379,071	14,785,034
Fannie Mae, UMBS, 4%, 3/01/2053 - 8/01/2054	15,625,755	15,005,060
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 10/01/2053	9,249,136	9,358,481
Fannie Mae, UMBS, 6.5%, 12/01/2053 - 7/01/2054	2,275,567	2,346,307
Fannie Mae, UMBS, 7%, 12/01/2053	5,431,983	5,642,331
Freddie Mac, 0.45%, 10/25/2024 - 11/25/2027 (i)	47,342,400	254,778
Freddie Mac, 3.171%, 10/25/2024	978,378	975,097
Freddie Mac, 0.387%, 11/25/2024 (i)	44,690,000	344
Freddie Mac, 2.67%, 12/25/2024	3,288,965	3,272,701
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	12,942,495	12,339,312
Freddie Mac, 0.777%, 6/25/2027 (i)	39,273,000	687,175
Freddie Mac, 0.879%, 6/25/2027 (i)	12,160,683	195,966
Freddie Mac, 0.7%, 7/25/2027 (i)	32,503,812	437,066
Freddie Mac, 0.458%, 8/25/2027 (i)	27,934,000	276,513
Freddie Mac, 0.545%, 8/25/2027 (i)	16,950,895	180,727

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.406%, 9/25/2027 (i)	$30,183,000	$ 267,503
Freddie Mac, 0.324%, 11/25/2027 (i)	47,333,000	293,408
Freddie Mac, 0.41%, 11/25/2027 (i)	32,677,897	231,131
Freddie Mac, 0.376%, 12/25/2027 (i)	29,308,000	230,299
Freddie Mac, 0.414%, 12/25/2027 (i)	32,765,000	315,337
Freddie Mac, 0.487%, 12/25/2027 (i)	49,669,530	538,929
Freddie Mac, 1.218%, 7/25/2029 (i)	848,396	37,393
Freddie Mac, 1.264%, 8/25/2029 (i)	13,228,525	615,907
Freddie Mac, 1.914%, 4/25/2030 (i)	2,500,000	215,140
Freddie Mac, 1.984%, 4/25/2030 (i)	7,819,828	700,044
Freddie Mac, 1.769%, 5/25/2030 (i)	4,048,749	333,428
Freddie Mac, 1.906%, 5/25/2030 (i)	8,995,049	790,954
Freddie Mac, 1.435%, 6/25/2030 (i)	3,687,431	244,412
Freddie Mac, 1.702%, 8/25/2030 (i)	3,331,192	268,288
Freddie Mac, 1.262%, 9/25/2030 (i)	2,196,896	132,053
Freddie Mac, 1.172%, 11/25/2030 (i)	4,320,889	244,777
Freddie Mac, 0.416%, 1/25/2031 (i)	17,034,710	271,693
Freddie Mac, 0.872%, 1/25/2031 (i)	6,541,106	279,051
Freddie Mac, 1.026%, 1/25/2031 (i)	4,767,487	241,896
Freddie Mac, 0.609%, 3/25/2031 (i)	13,799,708	368,229
Freddie Mac, 0.828%, 3/25/2031 (i)	5,934,811	246,085
Freddie Mac, 1.324%, 5/25/2031 (i)	2,518,959	170,584
Freddie Mac, 1.039%, 7/25/2031 (i)	4,010,843	222,644
Freddie Mac, 0.607%, 8/25/2031 (i)	5,122,797	148,667
Freddie Mac, 0.632%, 9/25/2031 (i)	16,898,337	531,385
Freddie Mac, 0.955%, 9/25/2031 (i)	5,075,984	248,469
Freddie Mac, 0.441%, 11/25/2031 (i)	25,136,487	552,482
Freddie Mac, 0.596%, 12/25/2031 (i)	23,600,379	714,844
Freddie Mac, 0.664%, 12/25/2031 (i)	40,016,231	1,364,586
Freddie Mac, 0.429%, 11/25/2032 (i)	23,979,782	408,757
Freddie Mac, 3%, 2/15/2033 (i)	571,578	31,475
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,150,432	1,202,294
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	1,785,291	1,837,857
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	956,898	989,234
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	411,425	429,272
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	1,370,286	1,386,788
Freddie Mac, 5.5%, 2/15/2036 (i)	121,220	20,218
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	4,380,578	4,327,292
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	18,915,843	17,496,756
Freddie Mac, 4.5%, 12/15/2040 (i)	58,660	5,506
Freddie Mac, 4%, 8/15/2044 (i)	121,596	11,356
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 7/01/2054	3,111,644	3,209,937
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	8,082,799	8,088,880
Freddie Mac, UMBS, 6%, 1/01/2036 - 7/01/2054	24,435,656	24,977,357
Freddie Mac, UMBS, 2%, 10/01/2036 - 3/01/2052	86,386,504	72,029,293
Freddie Mac, UMBS, 2.5%, 7/01/2037 - 9/01/2052	54,324,263	47,104,590
Freddie Mac, UMBS, 3%, 9/01/2037 - 8/01/2053	16,800,027	15,127,654
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 1/01/2053	11,870,703	11,673,439
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2054	16,163,934	15,108,762
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	9,290,857	9,003,332
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	2,383,013	1,888,588
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 9/01/2053	8,293,951	8,429,021
Ginnie Mae, 6%, 9/15/2032 - 6/20/2054	7,240,969	7,391,735
Ginnie Mae, 5.5%, 12/15/2032 - 8/20/2054	33,485,791	33,861,280

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	$36,470,383	$ 36,113,910
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	24,148,288	24,219,737
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	14,764,671	14,332,712
Ginnie Mae, 5.175%, 9/20/2041	2,971,582	2,930,991
Ginnie Mae, 3.5%, 12/15/2041 - 1/20/2053	27,073,839	25,540,545
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	33,617,046	30,791,604
Ginnie Mae, 2.5%, 7/20/2051 - 6/20/2052	27,412,656	24,155,587
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	19,812,715	16,806,550
Ginnie Mae, 7%, 3/20/2054	939,692	963,272
Ginnie Mae, 6.495%, 3/20/2064	2,298,572	2,310,107
Ginnie Mae, TBA, 6%, 10/15/2054	3,625,000	3,686,416
Ginnie Mae, TBA, 6.5%, 10/15/2054	4,700,000	4,808,735
UMBS, TBA, 2.5%, 10/17/2039 - 11/14/2054	28,550,000	25,009,867
UMBS, TBA, 2%, 10/15/2054 - 11/14/2054	12,950,000	10,718,375
UMBS, TBA, 3%, 10/15/2054	1,050,000	942,292
UMBS, TBA, 6.5%, 10/15/2054	15,525,000	16,004,615
		$961,578,028
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$9,860,000	$ 10,342,175
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	7,075,541
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, 6.081%, 12/01/2042	8,845,000	9,192,263
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,880,585
		$29,490,564
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,979,000	$ 3,728,093
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	2,017,004
		$5,745,097
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$777,000	$ 777,010
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$3,413,000	$ 3,216,213
Verizon Communications, Inc., 2.55%, 3/21/2031	2,821,000	2,518,919
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	5,936,893
		$11,672,025
Oils – 0.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,845,000	$ 2,534,538
Phillips 66 Co., 2.15%, 12/15/2030	9,976,000	8,738,503
		$11,273,041
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$19,423,000	$ 18,900,415
Northern Trust Corp., 6.125%, 11/02/2032	9,142,000	10,095,019
		$28,995,434

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$2,765,000	$ 2,317,457
Waste Management, Inc., 4.875%, 2/15/2034	20,620,000	21,267,388
		$23,584,845
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$4,222,000	$ 3,519,038
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$15,515,000	$ 16,089,905
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$ 554,975
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	5,222,157
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,594,000	1,487,019
		$7,264,151
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$ 5,401,656
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$12,549,000	$ 10,972,696
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,941,000	$ 7,784,453
Rogers Communications, Inc., 3.8%, 3/15/2032	17,162,000	15,923,320
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,768,263
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	6,424,511
Vodafone Group PLC, 5.625%, 2/10/2053	2,616,000	2,662,825
		$38,563,372
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$17,004,000	$ 17,015,486
Philip Morris International, Inc., 5.125%, 11/17/2027	3,015,000	3,104,428
Philip Morris International, Inc., 5.625%, 11/17/2029	1,299,000	1,379,421
Philip Morris International, Inc., 5.125%, 2/15/2030	4,902,000	5,085,322
Philip Morris International, Inc., 5.75%, 11/17/2032	5,756,000	6,186,441
		$32,771,098
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,711,000	$ 3,234,712
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.95%, 3/01/2025	$17,886	$ 17,847
U.S. Treasury Obligations – 8.5%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$9,700,000	$ 7,554,633
U.S. Treasury Bonds, 4%, 11/15/2042	15,650,000	15,400,578
U.S. Treasury Bonds, 2.875%, 5/15/2043	36,361,000	30,188,152
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,250,000	12,135,498
U.S. Treasury Bonds, 4.5%, 2/15/2044	14,000,000	14,608,125
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	178,316
U.S. Treasury Bonds, 2.25%, 8/15/2046	161,800,000	115,832,368
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	11,375,324

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 1.875%, 11/15/2051	$9,015,000	$ 5,616,063
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	30,453,191
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	7,492,461
U.S. Treasury Bonds, 4.75%, 11/15/2053	20,000,000	22,091,406
U.S. Treasury Bonds, 4.25%, 2/15/2054	37,800,000	38,520,562
U.S. Treasury Notes, 0.375%, 11/30/2025 (f)	148,500,000	142,635,410
U.S. Treasury Notes, 4%, 1/15/2027	115,700,000	116,658,141
U.S. Treasury Notes, 4.5%, 4/15/2027	50,500,000	51,598,769
U.S. Treasury Notes, 2.75%, 4/30/2027	13,267,600	12,994,474
U.S. Treasury Notes, 4.125%, 7/31/2028	30,000,000	30,582,422
U.S. Treasury Notes, 4.25%, 6/30/2029	21,300,000	21,922,359
		$687,838,252
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,413,000	$ 4,780,338
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,738,000	1,526,994
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,849,000	14,276,361
Duke Energy Corp., 2.65%, 9/01/2026	1,236,000	1,201,858
Duke Energy Corp., 4.5%, 8/15/2032	10,428,000	10,311,524
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,584,000	5,436,960
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	2,896,000	2,965,897
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,031,319
Exelon Corp., 4.05%, 4/15/2030	5,246,000	5,165,844
Georgia Power Co., 3.7%, 1/30/2050	482,000	382,986
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,124,982
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,589,947
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,548,000	3,765,549
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,462,886
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	4,279,362
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,796,000	5,954,328
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,333,197
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,962,420
		$75,552,752
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,679,000	$ 3,204,115
Total Bonds (Identified Cost, $3,262,182,545)		$3,173,984,868
Preferred Stocks – 0.9%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	750,567	$ 29,333,390
Consumer Products – 0.5%
Henkel AG & Co. KGaA	426,680	$ 40,086,526
Total Preferred Stocks (Identified Cost, $66,013,227)		$69,419,916

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $114,330,834)	114,330,160	$ 114,364,459
Other Assets, Less Liabilities – (0.5)%		(40,098,705)
Net Assets – 100.0%		$8,091,815,185
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $114,364,459 and $8,017,549,431, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $573,803,736, representing 7.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 9/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,097	$228,441,680	December – 2024	$531,396
U.S. Treasury Note 5 yr	Long	USD	1,329	146,034,258	December – 2024	213,480
						$744,876
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	439	$58,428,156	December – 2024	$(543,942)
U.S. Treasury Ultra Note 10 yr	Short	USD	228	26,971,687	December – 2024	(17,449)
						$(561,391)
At September 30, 2024, the fund had liquid securities with an aggregate value of $5,160,820 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $6,214,076,110)	$8,017,549,431
Investments in affiliated issuers, at value (identified cost, $114,330,834)	114,364,459
Foreign currency, at value (identified cost, $114)	119
Receivables for
Investments sold	347,409
TBA sale commitments	57,797,852
Fund shares sold	5,365,763
Interest and dividends	30,054,622
Other assets	2,456
Total assets	$8,225,482,111
Liabilities
Payable to custodian	$1,002
Payables for
Distributions	939,575
Net daily variation margin on open futures contracts	1,124,776
TBA purchase commitments	118,743,475
Fund shares reacquired	10,236,375
Payable to affiliates
Investment adviser	307,772
Administrative services fee	6,737
Shareholder servicing costs	1,606,894
Distribution and service fees	175,452
Payable for independent Trustees' compensation	20,824
Accrued expenses and other liabilities	504,044
Total liabilities	$133,666,926
Net assets	$8,091,815,185
Net assets consist of
Paid-in capital	$5,914,354,186
Total distributable earnings (loss)	2,177,460,999
Net assets	$8,091,815,185
Shares of beneficial interest outstanding	391,156,318
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,193,088,555	251,118,331	$20.68
Class B	20,829,936	1,003,174	20.76
Class C	224,578,082	10,744,488	20.90
Class I	1,010,924,256	48,901,999	20.67
Class R1	6,954,602	336,735	20.65
Class R2	79,867,050	3,843,419	20.78
Class R3	225,519,530	10,892,713	20.70
Class R4	78,545,897	3,792,386	20.71
Class R6	1,251,507,277	60,523,073	20.68
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.94 [100 / 94.25 x $20.68]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 9/30/24 Net investment income (loss)
Income
Interest	$125,605,185
Dividends from unaffiliated issuers	106,785,972
Dividends from affiliated issuers	7,723,082
Other	89,413
Income on securities loaned	34,410
Foreign taxes withheld	(540,442)
Total investment income	$239,697,620
Expenses
Management fee	$26,951,491
Distribution and service fees	16,147,797
Shareholder servicing costs	6,589,212
Administrative services fee	615,417
Independent Trustees' compensation	127,632
Custodian fee	296,384
Shareholder communications	422,896
Audit and tax fees	87,928
Legal fees	38,542
Miscellaneous	439,307
Total expenses	$51,716,606
Fees paid indirectly	(6,708)
Reduction of expenses by distributor	(25,194)
Net expenses	$51,684,704
Net investment income (loss)	$188,012,916
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$446,115,828
Affiliated issuers	15,599
Futures contracts	6,182,955
Foreign currency	11,608
Net realized gain (loss)	$452,325,990
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$766,775,331
Affiliated issuers	17,301
Futures contracts	3,898,272
Translation of assets and liabilities in foreign currencies	109,907
Net unrealized gain (loss)	$770,800,811
Net realized and unrealized gain (loss)	$1,223,126,801
Change in net assets from operations	$1,411,139,717
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	9/30/24	9/30/23
Change in net assets
From operations
Net investment income (loss)	$188,012,916	$169,824,052
Net realized gain (loss)	452,325,990	315,553,914
Net unrealized gain (loss)	770,800,811	189,555,604
Change in net assets from operations	$1,411,139,717	$674,933,570
Total distributions to shareholders	$(482,008,616)	$(446,866,652)
Change in net assets from fund share transactions	$(243,673,381)	$44,833,930
Total change in net assets	$685,457,720	$272,900,848
Net assets
At beginning of period	7,406,357,465	7,133,456,617
At end of period	$8,091,815,185	$7,406,357,465
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$18.34	$17.77	$22.04	$19.78	$19.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.41	$0.31	$0.28	$0.36
Net realized and unrealized gain (loss)	3.08	1.27	(2.83)	3.36	0.63
Total from investment operations	$3.54	$1.68	$(2.52)	$3.64	$0.99
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.46)	$(0.26)	$(0.33)	$(0.37)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.20)	$(1.11)	$(1.75)	$(1.38)	$(0.63)
Net asset value, end of period (x)	$20.68	$18.34	$17.77	$22.04	$19.78
Total return (%) (r)(s)(t)(x)	19.98	9.43	(12.61)	19.02	5.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.72	0.72	0.72	0.73
Expenses after expense reductions (f)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	2.38	2.18	1.52	1.32	1.87
Portfolio turnover rate	53	43	88	112	92
Net assets at end of period (000 omitted)	$5,193,089	$4,667,098	$4,462,807	$5,207,735	$4,476,559
Class B	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$18.40	$17.83	$22.10	$19.82	$19.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.27	$0.15	$0.12	$0.22
Net realized and unrealized gain (loss)	3.10	1.26	(2.82)	3.38	0.63
Total from investment operations	$3.41	$1.53	$(2.67)	$3.50	$0.85
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.31)	$(0.11)	$(0.17)	$(0.22)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.05)	$(0.96)	$(1.60)	$(1.22)	$(0.48)
Net asset value, end of period (x)	$20.76	$18.40	$17.83	$22.10	$19.82
Total return (%) (r)(s)(t)(x)	19.09	8.55	(13.25)	18.16	4.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.47	1.47	1.48
Expenses after expense reductions (f)	N/A	1.47	1.47	1.47	1.48
Net investment income (loss)	1.61	1.41	0.73	0.57	1.12
Portfolio turnover rate	53	43	88	112	92
Net assets at end of period (000 omitted)	$20,830	$33,156	$48,449	$80,923	$94,906

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class C	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$18.52	$17.94	$22.23	$19.92	$19.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.27	$0.16	$0.12	$0.22
Net realized and unrealized gain (loss)	3.11	1.28	(2.85)	3.41	0.63
Total from investment operations	$3.43	$1.55	$(2.69)	$3.53	$0.85
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.32)	$(0.11)	$(0.17)	$(0.22)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.05)	$(0.97)	$(1.60)	$(1.22)	$(0.48)
Net asset value, end of period (x)	$20.90	$18.52	$17.94	$22.23	$19.92
Total return (%) (r)(s)(t)(x)	19.08	8.56	(13.26)	18.22	4.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.47	1.47	1.48
Expenses after expense reductions (f)	1.47	1.47	1.47	1.47	1.48
Net investment income (loss)	1.62	1.42	0.75	0.57	1.12
Portfolio turnover rate	53	43	88	112	92
Net assets at end of period (000 omitted)	$224,578	$269,522	$325,551	$450,129	$482,340
Class I	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$18.33	$17.77	$22.04	$19.77	$19.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.51	$0.46	$0.36	$0.34	$0.41
Net realized and unrealized gain (loss)	3.08	1.26	(2.83)	3.37	0.63
Total from investment operations	$3.59	$1.72	$(2.47)	$3.71	$1.04
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.51)	$(0.31)	$(0.39)	$(0.42)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.25)	$(1.16)	$(1.80)	$(1.44)	$(0.68)
Net asset value, end of period (x)	$20.67	$18.33	$17.77	$22.04	$19.77
Total return (%) (r)(s)(t)(x)	20.29	9.64	(12.39)	19.38	5.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	0.47	0.47	0.47	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.63	2.43	1.77	1.57	2.11
Portfolio turnover rate	53	43	88	112	92
Net assets at end of period (000 omitted)	$1,010,924	$923,970	$871,532	$1,008,628	$848,687

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class R1	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$18.32	$17.75	$22.02	$19.75	$19.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.26	$0.16	$0.12	$0.22
Net realized and unrealized gain (loss)	3.07	1.28	(2.83)	3.37	0.63
Total from investment operations	$3.39	$1.54	$(2.67)	$3.49	$0.85
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.32)	$(0.11)	$(0.17)	$(0.23)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.06)	$(0.97)	$(1.60)	$(1.22)	$(0.49)
Net asset value, end of period (x)	$20.65	$18.32	$17.75	$22.02	$19.75
Total return (%) (r)(s)(t)(x)	19.06	8.60	(13.28)	18.20	4.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.47	1.47	1.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.63	1.41	0.76	0.57	1.12
Portfolio turnover rate	53	43	88	112	92
Net assets at end of period (000 omitted)	$6,955	$6,166	$8,391	$10,420	$9,119
Class R2	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$18.42	$17.85	$22.13	$19.85	$19.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.36	$0.26	$0.23	$0.31
Net realized and unrealized gain (loss)	3.10	1.27	(2.84)	3.38	0.64
Total from investment operations	$3.51	$1.63	$(2.58)	$3.61	$0.95
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.41)	$(0.21)	$(0.28)	$(0.32)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.15)	$(1.06)	$(1.70)	$(1.33)	$(0.58)
Net asset value, end of period (x)	$20.78	$18.42	$17.85	$22.13	$19.85
Total return (%) (r)(s)(t)(x)	19.70	9.10	(12.83)	18.75	4.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	0.97	0.97	0.97	0.98
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.13	1.92	1.26	1.07	1.62
Portfolio turnover rate	53	43	88	112	92
Net assets at end of period (000 omitted)	$79,867	$79,854	$88,487	$118,257	$125,160

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class R3	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$18.36	$17.79	$22.06	$19.79	$19.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.41	$0.31	$0.28	$0.36
Net realized and unrealized gain (loss)	3.08	1.27	(2.83)	3.37	0.63
Total from investment operations	$3.54	$1.68	$(2.52)	$3.65	$0.99
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.46)	$(0.26)	$(0.33)	$(0.37)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.20)	$(1.11)	$(1.75)	$(1.38)	$(0.63)
Net asset value, end of period (x)	$20.70	$18.36	$17.79	$22.06	$19.79
Total return (%) (r)(s)(t)(x)	19.96	9.41	(12.60)	19.05	5.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.72	0.72	0.72	0.73
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.38	2.17	1.51	1.32	1.86
Portfolio turnover rate	53	43	88	112	92
Net assets at end of period (000 omitted)	$225,520	$207,158	$222,265	$294,584	$284,813
Class R4	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$18.36	$17.80	$22.07	$19.80	$19.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.50	$0.46	$0.36	$0.34	$0.41
Net realized and unrealized gain (loss)	3.10	1.26	(2.83)	3.37	0.63
Total from investment operations	$3.60	$1.72	$(2.47)	$3.71	$1.04
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.51)	$(0.31)	$(0.39)	$(0.42)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.25)	$(1.16)	$(1.80)	$(1.44)	$(0.68)
Net asset value, end of period (x)	$20.71	$18.36	$17.80	$22.07	$19.80
Total return (%) (r)(s)(t)(x)	20.31	9.62	(12.37)	19.35	5.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	0.47	0.47	0.47	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.59	2.43	1.77	1.57	2.11
Portfolio turnover rate	53	43	88	112	92
Net assets at end of period (000 omitted)	$78,546	$214,802	$203,954	$252,366	$251,641

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class R6	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$18.34	$17.77	$22.04	$19.77	$19.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.52	$0.47	$0.38	$0.35	$0.42
Net realized and unrealized gain (loss)	3.08	1.27	(2.83)	3.37	0.63
Total from investment operations	$3.60	$1.74	$(2.45)	$3.72	$1.05
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.52)	$(0.33)	$(0.40)	$(0.44)
From net realized gain	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.26)	$(1.17)	$(1.82)	$(1.45)	$(0.70)
Net asset value, end of period (x)	$20.68	$18.34	$17.77	$22.04	$19.77
Total return (%) (r)(s)(t)(x)	20.37	9.78	(12.32)	19.47	5.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40	0.39	0.39	0.39	0.40
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.70	2.51	1.85	1.65	2.19
Portfolio turnover rate	53	43	88	112	92
Net assets at end of period (000 omitted)	$1,251,507	$1,004,631	$902,020	$1,023,815	$895,481
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Total Return Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party

MFS Total Return Fund
Notes to Financial Statements  - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,583,530,781	$—	$—	$4,583,530,781
United Kingdom	100,013,483	—	—	100,013,483
Canada	47,900,352	—	—	47,900,352
Switzerland	42,700,031	—	—	42,700,031
Germany	40,086,526	—	—	40,086,526
South Korea	—	29,333,390	—	29,333,390
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	687,856,099	—	687,856,099
Non - U.S. Sovereign Debt	—	2,578,476	—	2,578,476
Municipal Bonds	—	29,490,564	—	29,490,564
U.S. Corporate Bonds	—	719,944,692	—	719,944,692
Residential Mortgage-Backed Securities	—	976,449,537	—	976,449,537
Commercial Mortgage-Backed Securities	—	150,184,757	—	150,184,757
Asset-Backed Securities (including CDOs)	—	307,002,971	—	307,002,971
Foreign Bonds	—	300,477,772	—	300,477,772
Mutual Funds	114,364,459	—	—	114,364,459
Total	$4,928,595,632	$3,203,318,258	$—	$8,131,913,890
Other Financial Instruments
Futures Contracts – Assets	$744,876	$—	$—	$744,876
Futures Contracts – Liabilities	(561,391)	—	—	(561,391)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Total Return Fund
Notes to Financial Statements  - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at September 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$744,876	$(561,391)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended September 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$6,182,955
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended September 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$3,898,272
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

MFS Total Return Fund
Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

MFS Total Return Fund
Notes to Financial Statements  - continued
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended September 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

MFS Total Return Fund
Notes to Financial Statements  - continued
	Year ended 9/30/24	Year ended 9/30/23
Ordinary income (including any short-term capital gains)	$192,003,985	$190,402,180
Long-term capital gains	290,004,631	256,464,472
Total distributions	$482,008,616	$446,866,652
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/24
Cost of investments	$6,370,397,275
Gross appreciation	2,006,809,294
Gross depreciation	(245,109,194)
Net unrealized appreciation (depreciation)	$1,761,700,100
Undistributed ordinary income	33,683,358
Undistributed long-term capital gain	397,018,030
Other temporary differences	(14,940,489)
Total distributable earnings (loss)	$2,177,460,999
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 9/30/24	Year ended 9/30/23
Class A	$303,922,420	$278,298,921
Class B	1,612,208	2,339,606
Class C	13,918,329	16,504,687
Class I	61,075,386	56,544,330
Class R1	347,857	431,295
Class R2	4,746,339	5,062,784
Class R3	13,538,670	13,568,537
Class R4	12,328,100	13,259,620
Class R6	70,519,307	60,856,872
Total	$482,008,616	$446,866,652

(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $6.3 billion	0.35%
In excess of $6.3 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The management fee incurred for the year ended September 30, 2024 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $224,550 for the year ended September 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

MFS Total Return Fund
Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 12,358,749
Class B	0.75%	0.25%	1.00%	1.00%	273,450
Class C	0.75%	0.25%	1.00%	1.00%	2,502,761
Class R1	0.75%	0.25%	1.00%	1.00%	65,608
Class R2	0.25%	0.25%	0.50%	0.50%	399,030
Class R3	—	0.25%	0.25%	0.25%	548,199
Total Distribution and Service Fees					$16,147,797
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended September 30, 2024, this rebate amounted to $25,171 and $23 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2024, were as follows:
Amount
Class A	$88,674
Class B	8,210
Class C	10,952
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2024, the fee was $1,193,183, which equated to 0.0154% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,396,029.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended September 30, 2024 was equivalent to an annual effective rate of 0.0080% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,858 and is included in “Independent Trustees’ compensation” in the

MFS Total Return Fund
Notes to Financial Statements  - continued
Statement of Operations for the year ended September 30, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $935 at September 30, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	6	$120
8/19/2024	Redemption	Class I	4	80
8/19/2024	Redemption	Class R2	3	71
8/19/2024	Redemption	Class R4	5	95
During the year ended September 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $9,257,018 and $13,322,370, respectively. The sales transactions resulted in net realized gains (losses) of $8,600,755.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended September 30, 2024, this reimbursement amounted to $89,413, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended September 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$3,067,123,610	$3,172,772,100
Non-U.S. Government securities	1,012,490,046	1,449,777,279
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 9/30/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	27,651,525	$535,250,123	30,895,012	$580,170,699
Class B	9,030	175,345	19,758	369,987
Class C	1,058,741	20,662,654	1,437,928	27,257,335
Class I	6,670,942	129,632,032	8,656,719	162,456,530
Class R1	31,624	619,338	18,939	355,288
Class R2	622,669	12,114,030	567,772	10,687,880
Class R3	1,489,886	28,816,646	1,876,262	35,256,883
Class R4	971,500	18,741,365	1,571,624	29,523,343
Class R6	13,929,808	272,216,759	11,135,706	209,429,437
	52,435,725	$1,018,228,292	56,179,720	$1,055,507,382

MFS Total Return Fund
Notes to Financial Statements  - continued
	Year ended 9/30/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	15,084,946	$289,017,364	14,091,229	$263,806,339
Class B	83,440	1,596,761	121,924	2,286,907
Class C	690,755	13,322,766	834,267	15,749,169
Class I	2,746,732	52,631,943	2,621,447	49,064,749
Class R1	18,219	347,857	23,095	431,295
Class R2	245,035	4,711,323	267,643	5,030,803
Class R3	705,973	13,538,670	723,974	13,568,500
Class R4	594,945	11,352,855	656,517	12,307,902
Class R6	3,460,976	66,406,995	3,038,763	56,906,317
	23,631,021	$452,926,534	22,378,859	$419,151,981
Shares reacquired
Class A	(46,124,967)	$(892,491,209)	(41,583,618)	$(781,373,753)
Class B	(890,969)	(17,348,841)	(1,057,462)	(19,894,331)
Class C	(5,558,310)	(108,935,391)	(5,869,176)	(111,207,596)
Class I	(10,918,626)	(209,962,216)	(9,928,365)	(186,303,942)
Class R1	(49,741)	(970,862)	(178,124)	(3,354,399)
Class R2	(1,359,171)	(26,406,296)	(1,458,236)	(27,574,573)
Class R3	(2,587,734)	(50,368,148)	(3,809,104)	(71,963,943)
Class R4	(9,471,648)	(183,176,106)	(1,991,477)	(37,458,034)
Class R6	(11,656,628)	(225,169,138)	(10,144,231)	(190,694,862)
	(88,617,794)	$(1,714,828,207)	(76,019,793)	$(1,429,825,433)
Net change
Class A	(3,388,496)	$(68,223,722)	3,402,623	$62,603,285
Class B	(798,499)	(15,576,735)	(915,780)	(17,237,437)
Class C	(3,808,814)	(74,949,971)	(3,596,981)	(68,201,092)
Class I	(1,500,952)	(27,698,241)	1,349,801	25,217,337
Class R1	102	(3,667)	(136,090)	(2,567,816)
Class R2	(491,467)	(9,580,943)	(622,821)	(11,855,890)
Class R3	(391,875)	(8,012,832)	(1,208,868)	(23,138,560)
Class R4	(7,905,203)	(153,081,886)	236,664	4,373,211
Class R6	5,734,156	113,454,616	4,030,238	75,640,892
	(12,551,048)	$(243,673,381)	2,538,786	$44,833,930
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended September 30, 2024, the fund’s commitment fee and interest expense were $39,198 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Total Return Fund
Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$96,489,227	$1,181,047,264	$1,163,204,932	$15,599	$17,301	$114,364,459
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,723,082	$—

MFS Total Return Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust V and the Shareholders of MFS Total Return Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Fund (the “Fund”), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 14, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Total Return Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $346,565,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 42.98% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Total Return Fund
Board Review of Investment Advisory Agreement
MFS Total Return Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Total Return Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $6.3 billion and $10 billion.  The Trustees concluded that the breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

MFS International New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International New Discovery Fund
Portfolio of Investments − 9/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 1.3%
Babcock International Group PLC	1,393,969	$ 8,807,690
LISI Group	516,538	15,237,083
MTU Aero Engines Holding AG	45,430	14,159,713
Singapore Technologies Engineering Ltd.	12,838,800	46,411,326
		$84,615,812
Airlines – 0.6%
Enav S.p.A.	5,153,511	$ 22,854,737
Mainfreight Ltd.	304,373	13,798,752
		$36,653,489
Alcoholic Beverages – 1.0%
Carlsberg Group	195,097	$ 23,237,244
China Resources Beer Holdings Co. Ltd.	9,527,000	40,591,409
		$63,828,653
Apparel Manufacturers – 1.2%
Burberry Group PLC	511,400	$ 4,792,851
Coats Group PLC	2,557,386	3,432,773
Eclat Textile Co. Ltd.	2,446,000	42,302,505
Shenzhou International Group Holdings Ltd.	3,634,100	32,227,889
		$82,756,018
Automotive – 2.2%
ARB Corp.	439,880	$ 14,483,294
Daikyonishikawa Corp.	332,421	1,482,695
Hero MotoCorp Ltd.	409,610	27,956,508
Koito Manufacturing Co. Ltd. (l)	1,291,600	17,841,586
Mahindra & Mahindra Ltd.	922,321	34,144,418
Niterra Co. Ltd. (l)	380,100	10,631,314
Opmobility	319,197	3,187,168
Stanley Electric Co. Ltd.	577,931	10,747,784
TS Tech Co. Ltd.	997,300	12,145,537
USS Co. Ltd.	1,262,300	11,941,600
		$144,561,904
Biotechnology – 0.1%
Virbac S.A.	18,020	$ 7,682,583
Broadcasting – 0.4%
4imprint Group PLC	59,342	$ 3,950,997
Nippon Television Holdings, Inc.	630,300	9,882,376
TBS Holdings, Inc.	550,900	15,017,381
		$28,850,754
MIOFS-ANN
1

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – 2.5%
B3 S.A. - Brasil Bolsa Balcao	7,623,000	$ 14,986,569
Bolsa Mexicana de Valores S.A. de C.V.	9,154,900	14,771,517
Euronext N.V.	256,108	27,781,691
Hargreaves Lansdown PLC	1,312,899	19,562,599
IPH Ltd. (l)	7,838,956	32,950,330
JAFCO Group Co. Ltd. (l)	197,100	2,779,111
Omni Bridgeway Ltd. (a)(l)	6,690,332	5,134,151
Partners Group Holding AG	2,944	4,417,652
Rathbones Group PLC	607,875	14,547,303
TMX Group Ltd.	955,730	29,955,558
		$166,886,481
Business Services – 6.3%
Amadeus Fire AG	127,819	$ 13,161,059
Baycurrent Consulting, Inc.	183,700	6,779,230
Bunzl PLC	774,450	36,591,069
Compass Group PLC	1,132,372	36,243,358
dip Corp.	402,500	7,974,881
Doshisha Co. Ltd.	141,800	2,124,164
Elis S.A.	232,905	4,858,499
Fullcast Holdings Co. Ltd.	747,500	8,382,961
IMCD Group N.V.	104,254	18,092,248
Imdex Ltd.	12,787,030	20,921,476
Intertek Group PLC	467,610	32,258,833
Iwatani Corp.	1,468,000	21,216,895
Johnson Service Group PLC	1,819,746	3,790,473
Karnov Group AB (a)	812,865	6,523,186
Moltiply Group S.p.A	212,769	7,863,215
NS Solutions Corp. (l)	3,198,700	83,125,027
Pasona Group, Inc. (l)	612,500	9,400,558
RS Group PLC	2,928,075	31,708,988
San-Ai Obbli Co. Ltd.	2,187,900	29,717,909
Sohgo Security Services Co. Ltd.	2,845,000	20,528,886
TIS, Inc. (l)	546,200	13,911,198
		$415,174,113
Chemicals – 0.4%
Borregaard ASA	405,507	$ 7,623,706
JCU Corp.	619,500	15,084,116
KH Neochem Co. Ltd.	409,600	6,005,919
		$28,713,741
Computer Software – 3.5%
ARGO GRAPHICS, Inc.	688,500	$ 25,351,834
Douzone Bizon Co. Ltd.	447,057	18,027,520
Iress Ltd. (a)	1,560,926	10,705,130
Kingdee International Software Group Co. Ltd. (a)	7,895,000	8,890,181
OBIC Co. Ltd.	2,756,500	96,960,081
PCA Corp. (h)	1,398,900	20,108,197
Temairazu, Inc.	261,400	6,338,602
Totvs S.A.	2,285,200	11,980,343
Wisetech Global Ltd.	355,979	33,921,103
		$232,282,991
2

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.5%
Alten S.A.	70,831	$ 7,892,437
Amadeus IT Group S.A.	448,964	32,444,697
DTS Corp.	783,500	22,139,566
Elecom Co. Ltd.	850,200	8,605,448
EPAM Systems, Inc. (a)	29,736	5,918,356
Kardex Holding AG	101,716	33,290,402
Pole To Win Holdings, Inc.	1,706,900	5,150,789
Toshiba Tec Corp.	209,700	5,076,207
Venture Corp. Ltd.	4,200,900	45,926,011
		$166,443,913
Conglomerates – 0.0%
Koc Holding A.S.	452,887	$ 2,492,385
Construction – 4.2%
Bellway PLC	438,840	$ 18,270,060
Breedon Group PLC	11,389,791	65,174,047
Fletcher Building Ltd. (a)(l)	3,298,000	6,042,192
Forterra PLC (h)	14,582,719	33,923,677
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,164,739	8,717,501
James Hardie Industries PLC, GDR (a)	412,626	16,516,159
Kingspan Group PLC	32,788	3,078,603
Marshalls PLC	503,453	2,241,395
PT Indocement Tunggal Prakarsa Tbk	24,754,200	11,118,135
Reliance Worldwide Corp.	4,834,770	19,766,854
Rinnai Corp.	269,700	6,648,245
Techtronic Industries Co. Ltd.	3,818,000	57,875,636
Zhejiang Supor Co. Ltd.	3,264,879	27,231,755
		$276,604,259
Consumer Products – 1.7%
Dabur India Ltd.	6,661,487	$ 49,698,085
Essity AB	864,312	26,969,724
Kobayashi Pharmaceutical Co. Ltd.	201,300	7,987,573
Lion Corp.	1,082,500	12,163,768
Mitsubishi Pencil Co. Ltd. (l)	176,700	2,970,588
Pigeon Corp.	945,800	11,068,607
PZ Cussons PLC	364,404	469,651
		$111,327,996
Consumer Services – 2.0%
Asante, Inc. (l)	170,200	$ 1,932,029
CAR Group Ltd.	623,600	16,206,354
Heian Ceremony Service Co.	363,967	2,151,175
Localiza Rent a Car S.A.	724,949	5,456,047
Meitec Group Holdings, Inc. (l)	1,115,700	24,679,900
Seek Ltd. (l)	762,170	13,147,842
Trip.com Group Ltd. (a)	862,981	52,163,331
Webjet Ltd. (a)(l)	3,264,973	16,590,707
		$132,327,385
3

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.0%
CCL Industries, Inc.	218,605	$ 13,326,912
Huhtamaki Oyj (l)	615,309	23,890,401
Mayr-Melnhof Karton AG	133,652	13,211,195
Toyo Seikan Group Holdings Ltd.	903,900	14,202,080
Verallia	1,081,778	31,645,881
Viscofan S.A.	382,432	27,117,356
Winpak Ltd.	244,167	8,577,304
		$131,971,129
Electrical Equipment – 2.2%
Advantech Co. Ltd.	1,194,843	$ 12,189,440
Cembre S.p.A.	542,000	22,654,940
Halma PLC	595,921	20,778,368
Legrand S.A.	395,701	45,501,023
LS Electric Co. Ltd.	104,626	13,202,107
Sagami Rubber Industries Co. Ltd. (l)	264,700	1,845,959
TAKUMA Co. Ltd.	969,000	10,840,813
Voltronic Power Technology Corp.	292,659	18,669,489
		$145,682,139
Electronics – 4.2%
Amano Corp. (l)	187,220	$ 5,629,336
ASM International N.V.	29,502	19,355,985
ASM Pacific Technology Ltd.	3,681,000	45,202,752
Chroma Ate, Inc.	2,317,000	27,519,576
Fukui Computer Holdings, Inc.	205,100	3,850,630
INTER ACTION Corp.	467,700	3,944,977
Melexis N.V.	47,318	3,905,631
Samsung Electro-Mechanics Co. Ltd.	289,020	29,458,245
Silergy Corp.	2,305,000	34,333,393
Silicon Motion Technology Corp., ADR	482,780	29,324,057
Tripod Technology Corp.	4,139,000	25,827,705
VAT Group AG	17,861	9,091,415
WIN Semiconductors Corp. (a)	5,839,000	25,371,270
Zuken, Inc.	559,300	14,005,950
		$276,820,922
Energy - Integrated – 0.6%
Capricorn Energy PLC	134,642	$ 358,219
Galp Energia SGPS S.A., “B”	2,055,806	38,445,464
		$38,803,683
Engineering - Construction – 1.2%
Comsys Holdings Corp.	160,900	$ 3,509,546
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	3,931,298	10,611,909
Doosan Bobcat, Inc.	423,959	13,220,268
Johns Lyng Group Ltd. (l)	3,392,961	8,772,929
NRW Holdings Ltd.	5,527,573	13,726,550
Prologis Property Mexico S.A. de C.V., REIT	1,421,631	4,650,444
Technip Energies N.V.	974,883	23,461,830
		$77,953,476
4

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 1.7%
CTS Eventim AG	566,555	$ 58,872,176
Lottery Corp. Ltd.	4,411,000	15,653,936
Toei Co. Ltd. (l)	397,000	12,591,161
Toho Co. Ltd.	605,800	24,501,760
		$111,619,033
Food & Beverages – 7.2%
ARIAKE JAPAN Co. Ltd. (l)	854,200	$ 31,493,350
AVI Ltd.	4,898,674	31,188,201
Bakkafrost P/f	586,750	33,777,344
Britvic PLC	1,256,810	21,423,725
Cranswick PLC	983,847	66,030,783
Ezaki Glico Co. Ltd.	390,900	11,937,103
Gruma S.A.B. de C.V.	896,503	16,647,455
Kato Sangyo Co. Ltd.	711,700	21,050,863
Kerry Group PLC	206,732	21,436,025
Morinaga & Co. Ltd.	1,538,000	30,706,495
Orion Corp.	461,926	34,530,794
S Foods, Inc. (l)	841,000	16,201,968
Shenguan Holdings Group Ltd.	13,203,505	484,059
T. Hasegawa Co. Ltd. (h)(l)	2,782,000	63,678,141
Takasago International Corp.	161,300	6,183,774
Tate & Lyle PLC	376,983	3,439,851
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	19,496,864
Toyo Suisan Kaisha Ltd.	286,400	18,681,732
Universal Robina Corp.	13,814,830	25,597,887
		$473,986,414
Food & Drug Stores – 1.4%
BIM Birlesik Magazalar A.S.	336,998	$ 4,890,277
DFI Retail Group Holdings Ltd.	6,359,109	13,799,266
JM Holdings Co. Ltd.	253,700	5,677,742
Nahdi Medical Co.	244,824	8,597,519
Paltac Corp.	463,300	14,254,861
SAN-A Co. Ltd.	175,400	3,148,333
Spencer's Retail Ltd. (a)	723,473	925,911
Sugi Holdings Co. Ltd. (l)	1,045,900	19,397,088
Sundrug Co. Ltd.	769,800	22,677,566
		$93,368,563
Forest & Paper Products – 0.2%
Sakata Seed Corp.	181,300	$ 4,452,872
Suzano S.A.	1,128,500	11,277,335
		$15,730,207
Furniture & Appliances – 1.0%
Howden Joinery Group PLC	1,903,907	$ 23,087,036
Paramount Bed Holdings Co. Ltd.	1,473,800	26,621,302
SEB S.A.	121,712	13,887,081
Zojirushi Corp. (l)	177,300	2,046,010
		$65,641,429
5

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.2%
Flutter Entertainment PLC (a)	90,036	$ 21,363,742
Sands China Ltd. (a)	13,911,200	35,162,849
Shangri-La Asia Ltd.	29,944,000	21,724,648
		$78,251,239
General Merchandise – 2.0%
B&M European Value Retail S.A.	7,245,904	$ 40,222,132
Dollarama, Inc.	841,907	86,241,854
Seria Co. Ltd.	183,200	4,474,044
		$130,938,030
Insurance – 2.5%
Admiral Group PLC	212,870	$ 7,923,168
AUB Group Ltd.	2,044,358	43,667,136
Hiscox Ltd.	1,978,378	30,311,614
Samsung Fire & Marine Insurance Co. Ltd.	96,292	25,454,366
Steadfast Group Ltd.	9,630,104	37,904,383
Unipol Gruppo S.p.A.	1,962,447	23,308,592
		$168,569,259
Internet – 1.7%
Auto Trader Group PLC	792,394	$ 9,193,396
Digital Garage, Inc.	471,000	10,053,151
Kakaku.com, Inc. (l)	841,200	14,617,942
MakeMyTrip Ltd. (a)	125,777	11,690,972
MONY Group PLC	4,717,319	13,320,003
Proto Corp.	1,137,400	11,792,706
Rightmove PLC	2,539,749	20,963,925
Scout24 AG	275,274	23,671,042
		$115,303,137
Leisure & Toys – 0.6%
DeNA Co. Ltd.	339,900	$ 4,229,629
Kawai Musical Instruments Manufacturing Co. Ltd. (l)	119,800	2,390,856
NCSoft Corp.	66,779	9,774,439
Thule Group AB	335,372	10,223,780
VTech Holdings Ltd.	1,769,665	12,361,032
		$38,979,736
Machinery & Tools – 5.3%
Aalberts Industries N.V.	154,147	$ 6,252,693
AirTAC International Group	876,000	25,424,800
Azbil Corp.	2,524,400	20,495,753
Carel Industries S.p.A.	114,532	2,501,379
DAIFUKU Co. Ltd.	254,100	4,910,381
Finning International, Inc.	353,723	11,609,867
Fuji Seal International, Inc.	1,662,300	29,313,469
Fujitec Co. Ltd. (l)	538,300	18,656,196
Fukushima Galilei Co. Ltd.	561,300	21,362,400
GEA Group AG	1,273,984	62,341,227
Globalwafers Co. Ltd.	1,585,000	22,882,098
Haitian International Holdings Ltd.	6,775,000	21,364,757
Interpump Group S.p.A.	95,857	4,468,731
6

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
METAWATER Co. Ltd. (l)	870,600	$ 10,809,777
MISUMI Group, Inc.	225,900	4,091,480
MonotaRO Co. Ltd. (l)	649,000	10,826,074
Nabtesco Corp.	815,900	14,126,190
Nissei ASB Machine Co. Ltd. (l)	151,400	5,053,639
Obara Group, Inc.	128,500	3,618,203
Rational AG	4,091	4,166,815
Rotork PLC	2,206,516	9,835,305
Seven Group Holdings Ltd.	980,316	29,135,225
SIG Group AG	487,090	10,854,277
		$354,100,736
Major Banks – 0.4%
Kyoto Financial Group, Inc. (l)	1,669,800	$ 25,767,032
Medical & Health Technology & Services – 1.4%
ARATA Corp. (l)	296,800	$ 7,519,012
AS ONE Corp.	883,200	17,854,579
BML, Inc.	883,400	16,327,406
Burning Rock Biotech Ltd., ADR (a)	28,538	93,319
DKSH Holding Ltd.	45,850	3,640,480
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,147,400	5,918,683
Hapvida Participacoes e Investimentos S.A. (a)	14,535,100	10,672,467
ICON PLC (a)	44,428	12,764,609
Medipal Holdings Corp. (l)	724,100	12,547,372
Ryman Healthcare Ltd. (a)	2,130,319	5,819,584
		$93,157,511
Medical Equipment – 3.4%
ConvaTec Group PLC	5,206,344	$ 15,800,611
Demant A.S. (a)	201,089	7,855,520
Eiken Chemical Co. Ltd. (l)	949,700	15,403,788
Fukuda Denshi Co. Ltd.	573,400	30,719,638
Gerresheimer AG	498,458	44,388,682
Nakanishi, Inc.	1,190,300	22,054,402
Shimadzu Corp.	624,700	20,837,110
Smith & Nephew PLC	2,044,371	31,650,709
Sonova Holding AG	84,161	30,209,856
Straumann Holding AG	15,718	2,567,512
Tecan Group AG	11,093	3,648,953
		$225,136,781
Metals & Mining – 0.6%
Iluka Resources Ltd.	2,312,804	$ 11,100,831
PT United Tractors Tbk	14,165,800	25,403,004
		$36,503,835
Natural Gas - Distribution – 1.1%
China Resources Gas Group Ltd.	4,443,800	$ 17,920,738
DCC PLC	224,073	15,263,316
Italgas S.p.A.	6,902,001	41,718,486
		$74,902,540
7

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.4%
APA Group	5,207,914	$ 27,939,813
Network & Telecom – 0.2%
NOHMI BOSAI Ltd. (l)	678,100	$ 13,757,799
Oil Services – 1.2%
ADNOC Drilling Co. PJSC	9,975,494	$ 12,846,024
JGC Holdings Corp.	2,548,900	22,314,628
Samsung Engineering Co. Ltd. (a)	1,829,153	30,879,471
Tenaris S.A., ADR	436,499	13,876,303
		$79,916,426
Other Banks & Diversified Financials – 4.5%
Abu Dhabi Islamic Bank PJSC	2,566,770	$ 8,888,884
AEON Financial Service Co. Ltd.	2,490,600	21,876,002
AEON Thana Sinsap Public Co. Ltd.	2,563,700	11,233,990
Allfunds Group PLC	933,965	5,738,830
Banco Santander Chile S.A.	96,084,937	4,994,964
Credicorp Ltd.	110,393	19,977,821
E.Sun Financial Holding Co. Ltd.	13,075,477	11,589,501
Federal Bank Ltd.	15,913,625	37,435,515
FinecoBank S.p.A.	1,156,206	19,788,097
Hachijuni Bank Ltd. (l)	3,440,000	20,201,822
Julius Baer Group Ltd.	218,037	13,112,877
Komercni Banka A.S.	465,360	16,395,682
Metropolitan Bank & Trust Co.	27,226,417	38,188,648
Shizuoka Financial Group, Inc.	2,867,100	24,929,125
Shriram Transport Finance Ltd.	792,064	33,896,824
Zenkoku Hosho Co. Ltd.	180,300	7,098,341
		$295,346,923
Pharmaceuticals – 1.6%
Daito Pharmaceutical Co. Ltd.	696,190	$ 10,919,441
Ipca Laboratories Ltd.	2,316,954	41,419,774
Kalbe Farma Tbk PT	224,705,600	25,602,190
Santen Pharmaceutical Co. Ltd.	1,547,200	18,671,897
Suzuken Co. Ltd./Aichi Japan	339,200	11,859,310
		$108,472,612
Pollution Control – 0.9%
ALS Ltd.	1,637,580	$ 16,371,559
Daiseki Co. Ltd.	1,584,940	41,423,697
		$57,795,256
Precious Metals & Minerals – 0.8%
Agnico Eagle Mines Ltd.	671,129	$ 54,064,479
Printing & Publishing – 0.4%
China Literature Ltd. (a)	2,235,200	$ 9,129,982
Wolters Kluwer N.V.	108,148	18,214,243
		$27,344,225
8

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.3%
Sankyu, Inc.	610,100	$ 20,490,958
Real Estate – 4.4%
Aldar Properties PJSC	9,738,995	$ 19,939,081
Big Yellow Group PLC, REIT	1,012,081	17,157,329
CapitaLand India Trusts IEU, REIT	22,830,059	20,580,412
CapitaLand Investment Ltd.	16,534,000	40,205,156
Cedar Woods Properties Ltd.	1,392,198	5,399,010
City Developments Ltd.	2,898,600	12,178,518
Embassy Office Parks REIT	3,785,108	17,611,330
LEG Immobilien SE	534,685	55,816,413
Midland Holdings Ltd. (a)(h)	43,113,000	4,769,475
Rural Funds Group, REIT	10,067,724	13,832,803
Shaftesbury Capital PLC, REIT	4,450,039	8,757,634
Swire Properties Ltd.	11,967,000	24,599,479
TAG Immobilien AG (a)	253,019	4,678,175
Unite Group PLC, REIT	3,424,338	43,034,786
		$288,559,601
Restaurants – 2.3%
Cafe de Coral Holdings Ltd.	16,092,000	$ 18,009,146
Domino's Pizza Enterprises Ltd.	449,295	11,045,299
Greggs PLC	1,215,810	50,779,907
Pluxee N.V. (a)	591,892	12,477,577
Sodexo	713,669	58,509,081
		$150,821,010
Specialty Chemicals – 4.2%
Air Water, Inc.	783,300	$ 10,997,497
Croda International PLC	684,285	38,579,428
Essentra PLC	12,777,311	26,102,252
Japan Pure Chemical Co. Ltd. (l)	41,700	915,384
Kureha Corp. (l)	411,000	8,152,669
Nihon Parkerizing Co. Ltd.	1,049,600	9,103,221
Nitto Denko Corp.	370,000	6,183,749
NOF Corp.	960,000	16,489,990
Sika AG	69,614	23,038,792
SK KAKEN Co. Ltd.	590,500	34,799,339
Symrise AG	743,882	102,761,284
Taisei Lamick Co. Ltd.	219,800	4,025,143
		$281,148,748
Specialty Stores – 1.8%
Just Eat Takeaway.com (a)	830,870	$ 12,472,047
Just Eat Takeaway.com (a)(l)	75,723	1,133,864
Kitanotatsujin Corp. (l)	1,132,600	1,312,770
Multiplan Empreendimentos Imobiliarios S.A.	4,451,008	20,957,166
Nishimatsuya Chain Co. Ltd.	1,316,100	22,632,833
Shimamura Co. Ltd.	105,600	5,761,202
ZOZO, Inc. (l)	1,441,000	52,276,041
		$116,545,923
9

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.8%
Cellnex Telecom S.A.	1,592,546	$ 64,581,012
Etihad Etisalat Co.	1,366,462	18,722,649
Infrastrutture Wireless Italiane S.p.A.	2,875,079	35,364,356
		$118,668,017
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	1,037,138	$ 17,883,053
NOS, SGPS S.A.	2,166,413	8,814,188
		$26,697,241
Trucking – 1.0%
Freightways Group Ltd.	2,282,376	$ 13,194,941
Hamakyorex Co. Ltd.	459,600	4,002,902
Seino Holdings Co. Ltd. (l)	1,246,700	20,878,809
SG Holdings Co. Ltd.	1,043,800	11,191,482
Trancom Co. Ltd.	95,100	7,053,512
Yamato Holdings Co. Ltd.	844,600	9,637,970
		$65,959,616
Utilities - Electric Power – 0.8%
CESC Ltd.	21,741,271	$ 52,256,104
Utilities - Water – 0.1%
Aguas Andinas S.A., “A”	16,116,441	$ 4,982,064
Total Common Stocks (Identified Cost, $5,135,767,676)		$6,545,156,123
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $52,991,802)	52,991,664	$ 53,007,561
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.86% (j) (Identified Cost, $13,596,083)	13,596,083	$ 13,596,083
Other Assets, Less Liabilities – 0.1%		8,586,849
Net Assets – 100.0%		$6,620,346,616
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $175,487,051 and $6,436,272,716, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

MFS International New Discovery Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/24 Assets
Investments in unaffiliated issuers, at value, including $180,694,317 of securities on loan (identified cost, $5,021,437,920)	$6,436,272,716
Investments in affiliated issuers, at value (identified cost, $180,917,641)	175,487,051
Cash	63,494
Receivables for
Investments sold	18,817,623
Fund shares sold	2,016,088
Interest and dividends	33,706,028
Other assets	2,075
Total assets	$6,666,365,075
Liabilities
Payable to custodian	$78,622
Payables for
Investments purchased	12,942
Fund shares reacquired	7,493,044
Collateral for securities loaned, at value (c)	13,596,083
Payable to affiliates
Investment adviser	620,949
Administrative services fee	6,736
Shareholder servicing costs	514,037
Distribution and service fees	21,306
Payable for independent Trustees' compensation	17,257
Deferred foreign capital gains tax expense payable	22,587,328
Accrued expenses and other liabilities	1,070,155
Total liabilities	$46,018,459
Net assets	$6,620,346,616
Net assets consist of
Paid-in capital	$4,923,599,854
Total distributable earnings (loss)	1,696,746,762
Net assets	$6,620,346,616
Shares of beneficial interest outstanding	187,526,749
(c)	Non-cash collateral is not included.
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$598,588,914	17,542,354	$34.12
Class B	748,161	22,939	32.62
Class C	7,724,791	243,250	31.76
Class I	602,433,377	16,988,053	35.46
Class R1	1,561,396	51,197	30.50
Class R2	16,072,794	488,727	32.89
Class R3	109,506,362	3,249,797	33.70
Class R4	84,331,656	2,473,145	34.10
Class R6	5,199,379,165	146,467,287	35.50
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $36.20 [100 / 94.25 x $34.12]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

MFS International New Discovery Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 9/30/24 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$171,396,506
Dividends from affiliated issuers	14,528,581
Income on securities loaned	325,714
Other	1,289
Foreign taxes withheld	(13,080,244)
Total investment income	$173,171,846
Expenses
Management fee	$54,826,463
Distribution and service fees	1,870,667
Shareholder servicing costs	2,113,145
Administrative services fee	615,417
Independent Trustees' compensation	105,849
Custodian fee	1,607,500
Shareholder communications	316,761
Audit and tax fees	105,516
Legal fees	31,002
Reduction of tax reclaim recovery expenses	(180,906)
Miscellaneous	278,687
Total expenses	$61,690,101
Fees paid indirectly	(15,347)
Reduction of expenses by investment adviser and distributor	(819,483)
Net expenses	$60,855,271
Net investment income (loss)	$112,316,575
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $4,797,013 foreign capital gains tax)	$284,076,912
Affiliated issuers	341,661
Foreign currency	(1,054,131)
Net realized gain (loss)	$283,364,442
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $16,416,845 increase in deferred foreign capital gains tax)	$929,476,224
Affiliated issuers	24,706,751
Translation of assets and liabilities in foreign currencies	421,505
Net unrealized gain (loss)	$954,604,480
Net realized and unrealized gain (loss)	$1,237,968,922
Change in net assets from operations	$1,350,285,497
See Notes to Financial Statements
12

MFS International New Discovery Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	9/30/24	9/30/23
Change in net assets
From operations
Net investment income (loss)	$112,316,575	$105,884,157
Net realized gain (loss)	283,364,442	136,968,233
Net unrealized gain (loss)	954,604,480	708,314,606
Change in net assets from operations	$1,350,285,497	$951,166,996
Total distributions to shareholders	$(261,403,372)	$(338,663,183)
Change in net assets from fund share transactions	$(503,821,486)	$(106,451,841)
Total change in net assets	$585,060,639	$506,051,972
Net assets
At beginning of period	6,035,285,977	5,529,234,005
At end of period	$6,620,346,616	$6,035,285,977
See Notes to Financial Statements
13

MFS International New Discovery Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$28.79	$25.99	$38.59	$33.91	$32.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.40	$0.27	$0.27	$0.13
Net realized and unrealized gain (loss)	6.09	3.98	(11.06)	5.80	2.09
Total from investment operations	$6.53	$4.38	$(10.79)	$6.07	$2.22
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.14)	$(0.37)	$(0.03)	$(0.35)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(1.20)	$(1.58)	$(1.81)	$(1.39)	$(0.87)
Net asset value, end of period (x)	$34.12	$28.79	$25.99	$38.59	$33.91
Total return (%) (r)(s)(t)(x)	23.31	17.04	(29.31)	18.25	6.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	1.33	1.30	1.28	1.29
Expenses after expense reductions (f)	1.29	1.31	1.28	1.27	1.28
Net investment income (loss)	1.45	1.37	0.84	0.73	0.39
Portfolio turnover rate	15	9	12	11	25
Net assets at end of period (000 omitted)	$598,589	$556,514	$546,845	$885,605	$871,605
Class B	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$27.42	$24.87	$36.95	$32.73	$31.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.14	$0.00(w)	$(0.04)	$(0.13)
Net realized and unrealized gain (loss)	5.89	3.85	(10.59)	5.62	2.02
Total from investment operations	$6.03	$3.99	$(10.59)	$5.58	$1.89
Less distributions declared to shareholders
From net investment income	$(0.13)	$—	$(0.05)	$—	$(0.06)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(0.83)	$(1.44)	$(1.49)	$(1.36)	$(0.58)
Net asset value, end of period (x)	$32.62	$27.42	$24.87	$36.95	$32.73
Total return (%) (r)(s)(t)(x)	22.42	16.17	(29.85)	17.37	6.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	2.07	2.05	2.03	2.04
Expenses after expense reductions (f)	2.05	2.06	2.03	2.02	2.03
Net investment income (loss)	0.49	0.50	0.01	(0.11)	(0.43)
Portfolio turnover rate	15	9	12	11	25
Net assets at end of period (000 omitted)	$748	$1,414	$2,151	$5,180	$5,875

See Notes to Financial Statements
14

MFS International New Discovery Fund
Financial Highlights - continued
Class C	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$26.81	$24.35	$36.17	$32.06	$30.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.15	$0.01	$(0.05)	$(0.12)
Net realized and unrealized gain (loss)	5.72	3.75	(10.38)	5.52	1.98
Total from investment operations	$5.88	$3.90	$(10.37)	$5.47	$1.86
Less distributions declared to shareholders
From net investment income	$(0.23)	$—	$(0.01)	$—	$(0.08)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(0.93)	$(1.44)	$(1.45)	$(1.36)	$(0.60)
Net asset value, end of period (x)	$31.76	$26.81	$24.35	$36.17	$32.06
Total return (%) (r)(s)(t)(x)	22.42	16.15	(29.84)	17.39	6.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	2.07	2.05	2.03	2.04
Expenses after expense reductions (f)	2.04	2.06	2.03	2.02	2.03
Net investment income (loss)	0.58	0.54	0.03	(0.14)	(0.40)
Portfolio turnover rate	15	9	12	11	25
Net assets at end of period (000 omitted)	$7,725	$10,656	$14,755	$30,413	$42,312
Class I	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$29.87	$26.92	$39.91	$35.02	$33.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.48	$0.37	$0.35	$0.18
Net realized and unrealized gain (loss)	6.34	4.13	(11.44)	6.02	2.21
Total from investment operations	$6.87	$4.61	$(11.07)	$6.37	$2.39
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.22)	$(0.48)	$(0.12)	$(0.44)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(1.28)	$(1.66)	$(1.92)	$(1.48)	$(0.96)
Net asset value, end of period (x)	$35.46	$29.87	$26.92	$39.91	$35.02
Total return (%) (r)(s)(t)(x)	23.64	17.31	(29.13)	18.54	7.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	1.08	1.05	1.03	1.04
Expenses after expense reductions (f)	1.04	1.06	1.03	1.02	1.03
Net investment income (loss)	1.66	1.58	1.08	0.91	0.55
Portfolio turnover rate	15	9	12	11	25
Net assets at end of period (000 omitted)	$602,433	$641,010	$734,605	$1,235,625	$1,230,970

See Notes to Financial Statements
15

MFS International New Discovery Fund
Financial Highlights - continued
Class R1	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$25.87	$23.54	$35.12	$31.16	$30.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.15	$0.03	$(0.02)	$(0.13)
Net realized and unrealized gain (loss)	5.45	3.62	(10.05)	5.34	1.94
Total from investment operations	$5.65	$3.77	$(10.02)	$5.32	$1.81
Less distributions declared to shareholders
From net investment income	$(0.32)	$—	$(0.12)	$—	$(0.14)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(1.02)	$(1.44)	$(1.56)	$(1.36)	$(0.66)
Net asset value, end of period (x)	$30.50	$25.87	$23.54	$35.12	$31.16
Total return (%) (r)(s)(t)(x)	22.42	16.15	(29.84)	17.41	6.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	2.08	2.05	2.03	2.04
Expenses after expense reductions (f)	2.04	2.06	2.03	2.02	2.03
Net investment income (loss)	0.74	0.58	0.11	(0.07)	(0.45)
Portfolio turnover rate	15	9	12	11	25
Net assets at end of period (000 omitted)	$1,561	$1,278	$1,196	$1,658	$1,622
Class R2	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$27.79	$25.13	$37.36	$32.92	$31.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.32	$0.19	$0.15	$0.01
Net realized and unrealized gain (loss)	5.88	3.85	(10.71)	5.65	2.07
Total from investment operations	$6.23	$4.17	$(10.52)	$5.80	$2.08
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.07)	$(0.27)	$—	$(0.27)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(1.13)	$(1.51)	$(1.71)	$(1.36)	$(0.79)
Net asset value, end of period (x)	$32.89	$27.79	$25.13	$37.36	$32.92
Total return (%) (r)(s)(t)(x)	23.03	16.73	(29.48)	17.95	6.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	1.58	1.55	1.53	1.54
Expenses after expense reductions (f)	1.54	1.56	1.53	1.52	1.53
Net investment income (loss)	1.18	1.12	0.60	0.42	0.03
Portfolio turnover rate	15	9	12	11	25
Net assets at end of period (000 omitted)	$16,073	$15,234	$14,568	$24,443	$24,546

See Notes to Financial Statements
16

MFS International New Discovery Fund
Financial Highlights - continued
Class R3	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$28.44	$25.69	$38.19	$33.58	$32.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.40	$0.26	$0.29	$0.13
Net realized and unrealized gain (loss)	6.02	3.93	(10.92)	5.72	2.08
Total from investment operations	$6.46	$4.33	$(10.66)	$6.01	$2.21
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.14)	$(0.40)	$(0.04)	$(0.36)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(1.20)	$(1.58)	$(1.84)	$(1.40)	$(0.88)
Net asset value, end of period (x)	$33.70	$28.44	$25.69	$38.19	$33.58
Total return (%) (r)(s)(t)(x)	23.33	17.05	(29.32)	18.25	6.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	1.33	1.30	1.28	1.29
Expenses after expense reductions (f)	1.29	1.31	1.28	1.27	1.28
Net investment income (loss)	1.44	1.37	0.79	0.78	0.42
Portfolio turnover rate	15	9	12	11	25
Net assets at end of period (000 omitted)	$109,506	$105,551	$109,712	$201,807	$142,713
Class R4	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$28.78	$25.98	$38.57	$33.89	$32.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.52	$0.47	$0.34	$0.32	$0.21
Net realized and unrealized gain (loss)	6.08	3.99	(11.04)	5.84	2.10
Total from investment operations	$6.60	$4.46	$(10.70)	$6.16	$2.31
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.22)	$(0.45)	$(0.12)	$(0.44)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(1.28)	$(1.66)	$(1.89)	$(1.48)	$(0.96)
Net asset value, end of period (x)	$34.10	$28.78	$25.98	$38.57	$33.89
Total return (%) (r)(s)(t)(x)	23.62	17.38	(29.16)	18.56	7.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	1.08	1.05	1.03	1.04
Expenses after expense reductions (f)	1.04	1.06	1.03	1.02	1.03
Net investment income (loss)	1.70	1.60	1.02	0.85	0.66
Portfolio turnover rate	15	9	12	11	25
Net assets at end of period (000 omitted)	$84,332	$84,612	$82,390	$182,567	$260,005

See Notes to Financial Statements
17

MFS International New Discovery Fund
Financial Highlights - continued
Class R6	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$29.91	$26.95	$39.97	$35.06	$33.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.59	$0.54	$0.43	$0.42	$0.28
Net realized and unrealized gain (loss)	6.33	4.13	(11.48)	6.02	2.13
Total from investment operations	$6.92	$4.67	$(11.05)	$6.44	$2.41
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.27)	$(0.53)	$(0.17)	$(0.47)
From net realized gain	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(1.33)	$(1.71)	$(1.97)	$(1.53)	$(0.99)
Net asset value, end of period (x)	$35.50	$29.91	$26.95	$39.97	$35.06
Total return (%) (r)(s)(t)(x)	23.80	17.52	(29.06)	18.74	7.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	0.93	0.91	0.90	0.92
Expenses after expense reductions (f)	0.91	0.92	0.90	0.89	0.91
Net investment income (loss)	1.85	1.79	1.26	1.08	0.84
Portfolio turnover rate	15	9	12	11	25
Net assets at end of period (000 omitted)	$5,199,379	$4,619,017	$4,023,013	$5,635,101	$4,191,916
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
18

MFS International New Discovery Fund
Notes to Financial Statements
(1)  Business and Organization
MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
19

MFS International New Discovery Fund
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$508,658,363	$1,259,336,548	$—	$1,767,994,911
United Kingdom	829,779,261	—	—	829,779,261
Australia	93,320,131	341,572,743	—	434,892,874
Germany	384,016,586	—	—	384,016,586
India	173,602,176	133,433,265	—	307,035,441
Taiwan	40,913,558	234,520,276	—	275,433,834
France	252,121,934	—	—	252,121,934
China	45,729,871	189,783,096	—	235,512,967
Hong Kong	95,263,046	138,241,237	—	233,504,283
Other Countries	1,451,764,521	373,099,511	—	1,824,864,032
Mutual Funds	66,603,644	—	—	66,603,644
Total	$3,941,773,091	$2,669,986,676	$—	$6,611,759,767
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.  The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 9/30/23	$0
Realized gain (loss)	(4,558,916)
Change in unrealized appreciation or depreciation	8,779,389
Sales	(4,220,473)
Balance as of 9/30/24	$—
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard
20

MFS International New Discovery Fund
Notes to Financial Statements  - continued
trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $180,694,317.  The fair value of the fund's investment securities on loan and a related liability of $13,596,083 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $177,388,514 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended September 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the year ended September 30, 2024, estimated professional fees associated with recovering these foreign taxes previously accrued for were reduced by $180,906 pursuant to agreed upon limitations and are reflected as Reduction of tax reclaim recovery expenses in the Statement of Operations.
21

MFS International New Discovery Fund
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 9/30/24	Year ended 9/30/23
Ordinary income (including any short-term capital gains)	$121,002,533	$49,150,638
Long-term capital gains	140,400,839	289,512,545
Total distributions	$261,403,372	$338,663,183
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/24
Cost of investments	$5,262,986,872
Gross appreciation	2,012,832,999
Gross depreciation	(664,060,104)
Net unrealized appreciation (depreciation)	$1,348,772,895
Undistributed ordinary income	161,432,178
Undistributed long-term capital gain	210,287,294
Other temporary differences	(23,745,605)
Total distributable earnings (loss)	$1,696,746,762
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 9/30/24	Year ended 9/30/23
Class A	$22,642,807	$32,274,365
Class B	31,987	107,835
Class C	326,404	743,169
Class I	26,237,805	41,319,509
Class R1	51,343	74,775
Class R2	610,158	865,845
Class R3	4,341,117	7,008,148
Class R4	3,734,442	5,175,642
Class R6	203,427,309	251,093,895
Total	$261,403,372	$338,663,183
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
22

MFS International New Discovery Fund
Notes to Financial Statements  - continued
Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2025. For the year ended September 30, 2024, this management fee reduction amounted to $819,284, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended September 30, 2024 was equivalent to an annual effective rate of 0.86% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,503 for the year ended September 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,411,968
Class B	0.75%	0.25%	1.00%	1.00%	9,782
Class C	0.75%	0.25%	1.00%	1.00%	90,091
Class R1	0.75%	0.25%	1.00%	1.00%	13,824
Class R2	0.25%	0.25%	0.50%	0.50%	76,901
Class R3	—	0.25%	0.25%	0.25%	268,101
Total Distribution and Service Fees					$1,870,667
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended September 30, 2024, this rebate amounted to $186 and $13 for Class A and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2024, were as follows:
Amount
Class A	$79
Class B	468
Class C	337
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2024, the fee was $118,905,
23

MFS International New Discovery Fund
Notes to Financial Statements  - continued
which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,994,240.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended September 30, 2024 was equivalent to an annual effective rate of 0.0098% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	4	$123
8/19/2024	Redemption	Class R1	4	120
8/19/2024	Redemption	Class R2	3	91
8/19/2024	Redemption	Class R3	4	142
8/19/2024	Redemption	Class R4	2	50
During the year ended September 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,623,154. The sales transactions resulted in net realized gains (losses) of $102,691.
(4)  Portfolio Securities
For the year ended September 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $909,038,452 and $1,360,844,957, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 9/30/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,108,072	$33,945,909	848,578	$24,740,833
Class B	9	251	22	600
Class C	8,097	230,705	11,817	323,049
Class I	1,378,073	42,750,140	1,905,649	56,905,922
Class R1	6,386	176,041	7,217	190,804
Class R2	48,605	1,421,797	61,654	1,749,778
Class R3	377,903	11,458,148	645,054	18,305,933
Class R4	484,311	14,557,245	470,453	13,796,333
Class R6	5,089,092	159,293,861	13,323,415	408,228,786
	8,500,548	$263,834,097	17,273,859	$524,242,038
24

MFS International New Discovery Fund
Notes to Financial Statements  - continued
	Year ended 9/30/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	674,654	$20,097,952	1,033,398	$28,862,801
Class B	1,117	31,987	4,028	107,835
Class C	11,515	321,146	27,964	731,889
Class I	768,752	23,754,428	1,336,675	38,656,651
Class R1	1,917	51,343	2,961	74,775
Class R2	21,077	606,392	31,871	861,149
Class R3	147,557	4,341,117	254,010	7,008,147
Class R4	112,212	3,333,815	168,193	4,685,843
Class R6	6,436,836	198,898,232	8,359,122	241,745,799
	8,175,637	$251,436,412	11,218,222	$322,734,889
Shares reacquired
Class A	(3,570,166)	$(108,789,092)	(3,594,738)	$(104,513,846)
Class B	(29,756)	(848,050)	(38,966)	(1,078,132)
Class C	(173,795)	(4,927,536)	(248,408)	(6,689,170)
Class I	(6,616,282)	(209,984,928)	(9,078,106)	(273,108,797)
Class R1	(6,493)	(175,546)	(11,605)	(306,784)
Class R2	(129,135)	(3,782,195)	(125,135)	(3,534,767)
Class R3	(986,924)	(29,964,421)	(1,458,409)	(42,769,272)
Class R4	(1,063,703)	(33,008,957)	(869,046)	(25,143,686)
Class R6	(19,486,554)	(627,611,270)	(16,515,864)	(496,284,314)
	(32,062,808)	$(1,019,091,995)	(31,940,277)	$(953,428,768)
Net change
Class A	(1,787,440)	$(54,745,231)	(1,712,762)	$(50,910,212)
Class B	(28,630)	(815,812)	(34,916)	(969,697)
Class C	(154,183)	(4,375,685)	(208,627)	(5,634,232)
Class I	(4,469,457)	(143,480,360)	(5,835,782)	(177,546,224)
Class R1	1,810	51,838	(1,427)	(41,205)
Class R2	(59,453)	(1,754,006)	(31,610)	(923,840)
Class R3	(461,464)	(14,165,156)	(559,345)	(17,455,192)
Class R4	(467,180)	(15,117,897)	(230,400)	(6,661,510)
Class R6	(7,960,626)	(269,419,177)	5,166,673	153,690,271
	(15,386,623)	$(503,821,486)	(3,448,196)	$(106,451,841)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 61%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on November 29, 2019, purchases of the fund were closed to new investors subject to certain exceptions.  Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
25

MFS International New Discovery Fund
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended September 30, 2024, the fund’s commitment fee and interest expense were $31,738 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$26,475,055	$—	$—	$—	$7,448,622	$33,923,677
MFS Institutional Money Market Portfolio	276,572,732	1,249,513,906	1,473,075,580	26,968	(30,465)	53,007,561
Midland Holdings Ltd.	3,358,332	—	—	—	1,411,143	4,769,475
PCA Corp.	11,308,025	—	—	—	8,800,172	20,108,197
T. Hasegawa Co. Ltd.	63,849,170	—	7,563,001	314,693	7,077,279	63,678,141
	$381,563,314	$1,249,513,906	$1,480,638,581	$341,661	$24,706,751	$175,487,051
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$566,014	$—
MFS Institutional Money Market Portfolio	12,096,047	—
Midland Holdings Ltd.	—	—
PCA Corp.	667,138	—
T. Hasegawa Co. Ltd.	1,199,382	—
	$14,528,581	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance. At September 30, 2024, the fund no longer held Russian securities.
26

MFS International New Discovery Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International New Discovery Fund and the Board of Trustees of MFS Series Trust V
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International New Discovery  Fund (the “Fund”) (one of the funds constituting MFS Series Trust V (the “Trust”)), including the portfolio of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust V) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
November 14, 2024
27

MFS International New Discovery Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $180,335,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $174,006,823. The fund intends to pass through foreign tax credits of $17,221,541 for the fiscal year.
28

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International New Discovery Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
29

MFS International New Discovery Fund
Board Review of Investment Advisory Agreement
MFS International New Discovery Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
30

MFS International New Discovery Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion, $3 billion, $5 billion and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
31

MFS Research Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research Fund
Portfolio of Investments − 9/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.9%
Boeing Co. (a)	245,304	$ 37,296,020
General Dynamics Corp.	170,869	51,636,612
Honeywell International, Inc.	259,844	53,712,353
Howmet Aerospace, Inc.	596,848	59,834,012
Leidos Holdings, Inc.	254,161	41,428,243
		$243,907,240
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	149,341	$ 38,483,682
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	696,345	$ 61,556,898
Automotive – 0.4%
Aptiv PLC (a)	484,638	$ 34,898,782
Biotechnology – 0.5%
Illumina, Inc. (a)	304,733	$ 39,740,231
Broadcasting – 1.0%
Walt Disney Co.	827,162	$ 79,564,713
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp.	1,069,774	$ 69,332,053
CME Group, Inc.	299,018	65,978,322
		$135,310,375
Business Services – 2.8%
Accenture PLC, “A”	349,613	$ 123,581,203
Fiserv, Inc. (a)	260,118	46,730,199
TransUnion	575,874	60,294,008
		$230,605,410
Cable TV – 0.2%
Cable One, Inc.	47,952	$ 16,773,130
Computer Software – 14.0%
Cadence Design Systems, Inc. (a)	332,056	$ 89,997,138
Constellation Software, Inc.	24,177	78,656,364
HubSpot, Inc. (a)	76,834	40,844,955
Microsoft Corp. (s)	1,607,696	691,791,589
Salesforce, Inc.	531,361	145,438,819
ServiceNow, Inc. (a)	82,208	73,526,013
Tyler Technologies, Inc. (a)	61,864	36,111,254
		$1,156,366,132
MFRFS-ANN
1

MFS Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.1%
Apple, Inc.	1,331,329	$ 310,199,657
EPAM Systems, Inc. (a)	126,039	25,085,542
		$335,285,199
Construction – 1.8%
Builders FirstSource, Inc. (a)	173,335	$ 33,602,723
Sherwin-Williams Co.	164,784	62,893,109
Summit Materials, Inc., “A” (a)	1,303,714	50,883,958
		$147,379,790
Consumer Products – 2.0%
Colgate-Palmolive Co.	535,443	$ 55,584,338
Estée Lauder Cos., Inc., “A”	301,529	30,059,426
International Flavors & Fragrances, Inc.	314,586	33,009,509
Kenvue, Inc.	1,862,861	43,087,975
		$161,741,248
Consumer Services – 0.8%
Booking Holdings, Inc.	15,321	$ 64,533,891
Electrical Equipment – 1.2%
Johnson Controls International PLC	761,167	$ 59,074,171
TE Connectivity PLC	268,637	40,561,500
		$99,635,671
Electronics – 7.7%
Applied Materials, Inc.	357,944	$ 72,322,585
Lam Research Corp.	89,018	72,645,810
Marvell Technology, Inc.	1,078,650	77,792,238
NVIDIA Corp.	2,988,484	362,921,497
NXP Semiconductors N.V.	223,496	53,641,275
		$639,323,405
Energy - Independent – 2.2%
ConocoPhillips	942,930	$ 99,271,670
Hess Corp.	395,541	53,714,468
Valero Energy Corp.	211,799	28,599,219
		$181,585,357
Energy - Integrated – 0.9%
Exxon Mobil Corp.	649,909	$ 76,182,333
Food & Beverages – 2.0%
General Mills, Inc.	457,746	$ 33,804,542
Mondelez International, Inc.	706,494	52,047,413
PepsiCo, Inc.	443,799	75,468,020
		$161,319,975
Gaming & Lodging – 0.6%
Hilton Worldwide Holdings, Inc.	223,717	$ 51,566,768
2

MFS Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.2%
Cigna Group	293,940	$ 101,832,574
Insurance – 2.9%
Aon PLC	226,078	$ 78,220,727
Chubb Ltd.	389,125	112,219,759
Willis Towers Watson PLC	154,389	45,472,192
		$235,912,678
Internet – 9.1%
Alphabet, Inc., “A”	1,895,898	$ 314,434,683
Alphabet, Inc., “C”	503,382	84,160,437
Gartner, Inc. (a)	118,109	59,852,917
Meta Platforms, Inc., “A”	517,675	296,337,877
		$754,785,914
Leisure & Toys – 0.6%
Electronic Arts, Inc.	337,322	$ 48,385,468
Machinery & Tools – 2.9%
Eaton Corp. PLC	215,164	$ 71,313,956
Ingersoll Rand, Inc.	321,819	31,589,753
Nordson Corp.	132,362	34,762,232
Regal Rexnord Corp.	255,398	42,365,420
Wabtec Corp.	316,500	57,530,205
		$237,561,566
Major Banks – 4.1%
JPMorgan Chase & Co.	844,935	$ 178,162,994
Morgan Stanley	702,914	73,271,756
PNC Financial Services Group, Inc.	478,959	88,535,571
		$339,970,321
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	134,318	$ 38,590,904
McKesson Corp.	102,597	50,726,009
		$89,316,913
Medical Equipment – 4.6%
Agilent Technologies, Inc.	504,885	$ 74,965,325
Becton, Dickinson and Co.	277,517	66,909,349
Boston Scientific Corp. (a)	780,333	65,391,905
Danaher Corp.	91,984	25,573,392
Medtronic PLC	981,339	88,349,950
STERIS PLC	226,923	55,037,904
		$376,227,825
Network & Telecom – 0.5%
Qualcomm, Inc.	261,037	$ 44,389,342
Oil Services – 0.2%
Schlumberger Ltd.	393,474	$ 16,506,234
3

MFS Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.7%
Moody's Corp.	99,552	$ 47,246,384
Northern Trust Corp.	472,905	42,575,637
Visa, Inc., “A”	800,707	220,154,389
		$309,976,410
Pharmaceuticals – 5.0%
AbbVie, Inc.	559,854	$ 110,559,968
Eli Lilly & Co.	74,619	66,107,957
Johnson & Johnson	728,528	118,065,247
Pfizer, Inc.	1,734,099	50,184,825
Vertex Pharmaceuticals, Inc. (a)	142,750	66,390,170
		$411,308,167
Railroad & Shipping – 0.7%
Canadian Pacific Kansas City Ltd.	693,001	$ 59,279,306
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	197,756	$ 35,633,654
Restaurants – 1.3%
Darden Restaurants, Inc.	352,052	$ 57,782,295
U.S. Foods Holding Corp. (a)	807,315	49,649,872
		$107,432,167
Specialty Chemicals – 1.9%
Air Products & Chemicals, Inc.	183,003	$ 54,487,313
Corteva, Inc.	730,435	42,942,274
DuPont de Nemours, Inc.	711,960	63,442,755
		$160,872,342
Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	1,997,529	$ 372,199,579
Home Depot, Inc.	270,015	109,410,078
Ross Stores, Inc.	405,224	60,990,264
		$542,599,921
Telecommunications - Wireless – 1.8%
Rogers Communications, Inc.	1,194,277	$ 48,020,099
SBA Communications Corp., REIT	422,394	101,670,236
		$149,690,335
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	250,869	$ 43,232,255
Utilities - Electric Power – 2.6%
Alliant Energy Corp.	709,206	$ 43,041,712
Constellation Energy	84,323	21,925,667
Duke Energy Corp.	465,527	53,675,263
PG&E Corp.	2,924,617	57,819,678
4

MFS Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PPL Corp.	1,174,360	$ 38,847,829
		$215,310,149
Total Common Stocks (Identified Cost, $4,545,073,719)		$8,235,983,771
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	30,929	$ 0

Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.07% (v) (Identified Cost, $34,100,509)	34,098,581	$ 34,108,810
Other Assets, Less Liabilities – (0.0)%		(1,460,505)
Net Assets – 100.0%		$8,268,632,076
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,108,810 and $8,235,983,771, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At September 30, 2024, the fund had cash collateral of $52,176 and other liquid securities with an aggregate value of $553,178 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Research Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $4,545,073,719)	$8,235,983,771
Investments in affiliated issuers, at value (identified cost, $34,100,509)	34,108,810
Deposits with brokers for
Securities sold short	52,176
Receivables for
Fund shares sold	3,482,580
Interest and dividends	4,282,766
Other assets	2,328
Total assets	$8,277,912,431
Liabilities
Payable to custodian	$220
Payables for
Fund shares reacquired	5,096,905
Payable to affiliates
Investment adviser	377,254
Administrative services fee	6,737
Shareholder servicing costs	1,201,179
Distribution and service fees	48,229
Payable for independent Trustees' compensation	19,884
Accrued expenses and other liabilities	2,529,947
Total liabilities	$9,280,355
Net assets	$8,268,632,076
Net assets consist of
Paid-in capital	$3,966,259,878
Total distributable earnings (loss)	4,302,372,198
Net assets	$8,268,632,076
Shares of beneficial interest outstanding	130,255,908
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,549,851,557	24,863,270	$62.33
Class B	4,389,700	82,231	53.38
Class C	45,538,111	862,568	52.79
Class I	4,547,962,223	70,337,255	64.66
Class R1	2,757,498	53,722	51.33
Class R2	14,229,118	239,532	59.40
Class R3	30,410,635	493,380	61.64
Class R4	14,458,061	231,724	62.39
Class R6	2,059,035,173	33,092,226	62.22
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $66.13 [100 / 94.25 x $62.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Research Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 9/30/24 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$96,773,354
Dividends from affiliated issuers	2,819,945
Other	118,912
Income on securities loaned	56,100
Foreign taxes withheld	(316,039)
Total investment income	$99,452,272
Expenses
Management fee	$32,372,060
Distribution and service fees	4,326,251
Shareholder servicing costs	4,179,812
Administrative services fee	615,417
Independent Trustees' compensation	124,258
Custodian fee	233,124
Shareholder communications	423,959
Audit and tax fees	69,789
Legal fees	38,053
Dividend and interest expense on securities sold short	751,669
Interest expense and fees	40,315
Miscellaneous	283,545
Total expenses	$43,458,252
Fees paid indirectly	(3,410)
Reduction of expenses by distributor	(6,533)
Net expenses	$43,448,309
Net investment income (loss)	$56,003,963
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$674,193,235
Affiliated issuers	(15,628)
Securities sold short	5,124,421
Foreign currency	(6,279)
Net realized gain (loss)	$679,295,749
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,371,953,110
Affiliated issuers	2,512
Securities sold short	(9,156,003)
Translation of assets and liabilities in foreign currencies	1,408
Net unrealized gain (loss)	$1,362,801,027
Net realized and unrealized gain (loss)	$2,042,096,776
Change in net assets from operations	$2,098,100,739
See Notes to Financial Statements
7

MFS Research Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	9/30/24	9/30/23
Change in net assets
From operations
Net investment income (loss)	$56,003,963	$65,161,694
Net realized gain (loss)	679,295,749	490,937,563
Net unrealized gain (loss)	1,362,801,027	596,534,776
Change in net assets from operations	$2,098,100,739	$1,152,634,033
Total distributions to shareholders	$(483,676,450)	$(512,700,968)
Change in net assets from fund share transactions	$(377,067,167)	$(396,517,039)
Total change in net assets	$1,237,357,122	$243,416,026
Net assets
At beginning of period	7,031,274,954	6,787,858,928
At end of period	$8,268,632,076	$7,031,274,954
See Notes to Financial Statements
8

MFS Research Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$50.69	$46.50	$58.66	$48.66	$44.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.34	$0.29	$0.20	$0.33
Net realized and unrealized gain (loss)	14.91	7.37	(9.17)	12.41	5.52
Total from investment operations	$15.20	$7.71	$(8.88)	$12.61	$5.85
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.19)	$(0.28)	$(0.35)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(3.56)	$(3.52)	$(3.28)	$(2.61)	$(1.69)
Net asset value, end of period (x)	$62.33	$50.69	$46.50	$58.66	$48.66
Total return (%) (r)(s)(t)(x)	31.41	17.07	(16.34)	26.85	13.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.81	0.79	0.78	0.79
Expenses after expense reductions (f)	0.77	0.81	0.78	0.78	0.78
Net investment income (loss)	0.52	0.68	0.52	0.37	0.72
Portfolio turnover rate	20	24	17	26	36
Net assets at end of period (000 omitted)	$1,549,852	$1,288,552	$1,198,757	$1,536,575	$1,290,401
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.76	0.76	0.76	0.76	0.77

See Notes to Financial Statements
9

MFS Research Fund
Financial Highlights - continued
Class B	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$43.91	$40.69	$51.91	$43.39	$39.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.03)	$(0.12)	$(0.19)	$(0.01)
Net realized and unrealized gain (loss)	12.84	6.43	(8.01)	11.04	4.93
Total from investment operations	$12.73	$6.40	$(8.13)	$10.85	$4.92
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.03)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(3.26)	$(3.18)	$(3.09)	$(2.33)	$(1.37)
Net asset value, end of period (x)	$53.38	$43.91	$40.69	$51.91	$43.39
Total return (%) (r)(s)(t)(x)	30.45	16.18	(16.97)	25.91	12.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.56	1.53	1.53	1.54
Expenses after expense reductions (f)	1.52	1.56	1.53	1.53	1.54
Net investment income (loss)	(0.23)	(0.06)	(0.25)	(0.39)	(0.03)
Portfolio turnover rate	20	24	17	26	36
Net assets at end of period (000 omitted)	$4,390	$5,386	$7,126	$12,047	$13,373
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.51	1.51	1.51	1.51	1.52

See Notes to Financial Statements
10

MFS Research Fund
Financial Highlights - continued
Class C	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$43.46	$40.30	$51.44	$43.02	$39.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.03)	$(0.11)	$(0.19)	$(0.01)
Net realized and unrealized gain (loss)	12.70	6.37	(7.94)	10.94	4.90
Total from investment operations	$12.59	$6.34	$(8.05)	$10.75	$4.89
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.06)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(3.26)	$(3.18)	$(3.09)	$(2.33)	$(1.40)
Net asset value, end of period (x)	$52.79	$43.46	$40.30	$51.44	$43.02
Total return (%) (r)(s)(t)(x)	30.44	16.19	(16.97)	25.90	12.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.56	1.54	1.53	1.55
Expenses after expense reductions (f)	1.52	1.56	1.54	1.53	1.54
Net investment income (loss)	(0.23)	(0.07)	(0.24)	(0.38)	(0.03)
Portfolio turnover rate	20	24	17	26	36
Net assets at end of period (000 omitted)	$45,538	$44,532	$47,651	$68,140	$70,785
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.51	1.51	1.51	1.51	1.53

See Notes to Financial Statements
11

MFS Research Fund
Financial Highlights - continued
Class I	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$52.45	$48.01	$60.47	$50.09	$45.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.48	$0.44	$0.35	$0.45
Net realized and unrealized gain (loss)	15.45	7.61	(9.47)	12.77	5.70
Total from investment operations	$15.90	$8.09	$(9.03)	$13.12	$6.15
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.47)	$(0.34)	$(0.41)	$(0.46)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(3.69)	$(3.65)	$(3.43)	$(2.74)	$(1.80)
Net asset value, end of period (x)	$64.66	$52.45	$48.01	$60.47	$50.09
Total return (%) (r)(s)(t)(x)	31.76	17.36	(16.15)	27.16	13.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.56	0.54	0.53	0.55
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.77	0.93	0.77	0.62	0.97
Portfolio turnover rate	20	24	17	26	36
Net assets at end of period (000 omitted)	$4,547,962	$3,701,927	$3,665,406	$4,577,919	$3,492,027
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.51	0.51	0.51	0.51	0.53

See Notes to Financial Statements
12

MFS Research Fund
Financial Highlights - continued
Class R1	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$42.34	$39.38	$50.34	$42.14	$38.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.03)	$(0.11)	$(0.18)	$(0.02)
Net realized and unrealized gain (loss)	12.36	6.22	(7.76)	10.71	4.81
Total from investment operations	$12.25	$6.19	$(7.87)	$10.53	$4.79
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$—	$—	$(0.03)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(3.26)	$(3.23)	$(3.09)	$(2.33)	$(1.37)
Net asset value, end of period (x)	$51.33	$42.34	$39.38	$50.34	$42.14
Total return (%) (r)(s)(t)(x)	30.44	16.20	(16.98)	25.92	12.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.56	1.54	1.53	1.54
Expenses after expense reductions (f)	1.52	1.56	1.54	1.53	N/A
Net investment income (loss)	(0.23)	(0.07)	(0.23)	(0.39)	(0.04)
Portfolio turnover rate	20	24	17	26	36
Net assets at end of period (000 omitted)	$2,757	$3,329	$2,933	$3,416	$3,596
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.51	1.51	1.51	1.51	1.53

See Notes to Financial Statements
13

MFS Research Fund
Financial Highlights - continued
Class R2	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$48.30	$44.44	$56.29	$46.78	$42.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.21	$0.14	$0.06	$0.20
Net realized and unrealized gain (loss)	14.22	7.04	(8.76)	11.92	5.33
Total from investment operations	$14.36	$7.25	$(8.62)	$11.98	$5.53
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.14)	$(0.14)	$(0.26)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(3.26)	$(3.39)	$(3.23)	$(2.47)	$(1.60)
Net asset value, end of period (x)	$59.40	$48.30	$44.44	$56.29	$46.78
Total return (%) (r)(s)(t)(x)	31.09	16.78	(16.55)	26.53	13.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	1.06	1.04	1.03	1.04
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.27	0.44	0.27	0.12	0.47
Portfolio turnover rate	20	24	17	26	36
Net assets at end of period (000 omitted)	$14,229	$13,611	$32,036	$43,862	$19,726
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.01	1.02	1.01	1.02	1.03

See Notes to Financial Statements
14

MFS Research Fund
Financial Highlights - continued
Class R3	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$50.16	$46.05	$58.12	$48.23	$44.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.34	$0.28	$0.20	$0.32
Net realized and unrealized gain (loss)	14.75	7.29	(9.08)	12.29	5.48
Total from investment operations	$15.04	$7.63	$(8.80)	$12.49	$5.80
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.18)	$(0.27)	$(0.35)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(3.56)	$(3.52)	$(3.27)	$(2.60)	$(1.69)
Net asset value, end of period (x)	$61.64	$50.16	$46.05	$58.12	$48.23
Total return (%) (r)(s)(t)(x)	31.43	17.06	(16.34)	26.85	13.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.81	0.79	0.78	0.79
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.53	0.68	0.52	0.37	0.72
Portfolio turnover rate	20	24	17	26	36
Net assets at end of period (000 omitted)	$30,411	$35,981	$34,133	$43,493	$40,434
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.76	0.76	0.76	0.76	0.78

See Notes to Financial Statements
15

MFS Research Fund
Financial Highlights - continued
Class R4	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$50.73	$46.55	$58.72	$48.71	$44.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.47	$0.42	$0.34	$0.43
Net realized and unrealized gain (loss)	14.92	7.37	(9.16)	12.40	5.55
Total from investment operations	$15.35	$7.84	$(8.74)	$12.74	$5.98
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.48)	$(0.34)	$(0.40)	$(0.46)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(3.69)	$(3.66)	$(3.43)	$(2.73)	$(1.80)
Net asset value, end of period (x)	$62.39	$50.73	$46.55	$58.72	$48.71
Total return (%) (r)(s)(t)(x)	31.75	17.35	(16.13)	27.16	13.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	0.56	0.53	0.53	0.54
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.77	0.94	0.76	0.62	0.97
Portfolio turnover rate	20	24	17	26	36
Net assets at end of period (000 omitted)	$14,458	$9,985	$11,620	$16,260	$14,246
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.51	0.51	0.51	0.51	0.53

See Notes to Financial Statements
16

MFS Research Fund
Financial Highlights - continued
Class R6	Year ended
	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$50.60	$46.44	$58.60	$48.62	$44.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.50	$0.46	$0.38	$0.47
Net realized and unrealized gain (loss)	14.88	7.35	(9.15)	12.37	5.53
Total from investment operations	$15.35	$7.85	$(8.69)	$12.75	$6.00
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.51)	$(0.38)	$(0.44)	$(0.48)
From net realized gain	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(3.73)	$(3.69)	$(3.47)	$(2.77)	$(1.82)
Net asset value, end of period (x)	$62.22	$50.60	$46.44	$58.60	$48.62
Total return (%) (r)(s)(t)(x)	31.85	17.44	(16.09)	27.25	13.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	0.49	0.47	0.46	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.83	1.00	0.84	0.68	1.04
Portfolio turnover rate	20	24	17	26	36
Net assets at end of period (000 omitted)	$2,059,035	$1,927,972	$1,788,197	$2,180,565	$1,632,527
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.45	0.45	0.45	0.45	0.46
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
17

MFS Research Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other
18

MFS Research Fund
Notes to Financial Statements  - continued
market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$8,050,028,002	$—	$—	$8,050,028,002
Canada	185,955,769	0	—	185,955,769
Mutual Funds	34,108,810	—	—	34,108,810
Total	$8,270,092,581	$0	$—	$8,270,092,581
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the year ended September 30, 2024, this expense amounted to $751,669. At September 30, 2024, the fund had no short sales outstanding.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2024, there were no securities on loan or collateral outstanding.
19

MFS Research Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended September 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 9/30/24	Year ended 9/30/23
Ordinary income (including any short-term capital gains)	$54,004,976	$64,000,990
Long-term capital gains	429,671,474	448,699,978
Total distributions	$483,676,450	$512,700,968
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/24
Cost of investments	$4,599,934,312
Gross appreciation	3,792,886,258
Gross depreciation	(122,727,989)
Net unrealized appreciation (depreciation)	$3,670,158,269
Undistributed ordinary income	43,392,178
Undistributed long-term capital gain	588,820,611
Other temporary differences	1,140
Total distributable earnings (loss)	$4,302,372,198
20

MFS Research Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 9/30/24	Year ended 9/30/23
Class A	$88,559,708	$89,561,564
Class B	372,810	513,792
Class C	3,186,820	3,591,652
Class I	256,180,197	271,873,886
Class R1	245,359	241,164
Class R2	905,053	2,320,635
Class R3	2,543,291	2,576,989
Class R4	721,929	909,091
Class R6	130,961,283	141,112,195
Total	$483,676,450	$512,700,968
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%
The management fee incurred for the year ended September 30, 2024 was equivalent to an annual effective rate of 0.42% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $57,196 for the year ended September 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
21

MFS Research Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 3,616,935
Class B	0.75%	0.25%	1.00%	1.00%	50,976
Class C	0.75%	0.25%	1.00%	1.00%	461,420
Class R1	0.75%	0.25%	1.00%	1.00%	37,366
Class R2	0.25%	0.25%	0.50%	0.50%	74,730
Class R3	—	0.25%	0.25%	0.25%	84,824
Total Distribution and Service Fees					$4,326,251
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended September 30, 2024, this rebate amounted to $6,518, $3, $9, and $3 for Class A, Class B, Class C, and Class R1 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2024, were as follows:
Amount
Class A	$1,006
Class B	448
Class C	2,139
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2024, the fee was $421,975, which equated to 0.0055% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,757,837.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended September 30, 2024 was equivalent to an annual effective rate of 0.0080% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $107 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended September 30, 2024. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
22

MFS Research Fund
Notes to Financial Statements  - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$166
8/19/2024	Redemption	Class R1	4	205
8/19/2024	Redemption	Class R2	3	145
8/19/2024	Redemption	Class R3	4	252
8/19/2024	Redemption	Class R4	4	250
During the year ended September 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $7,134,145.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended September 30, 2024, this reimbursement amounted to $118,455, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended September 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $1,502,347,798 and $2,307,658,020, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 9/30/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	934,770	$52,428,690	906,432	$44,851,432
Class B	1,376	63,212	68	2,850
Class C	91,288	4,359,995	81,565	3,497,465
Class I	11,754,006	686,818,861	10,539,224	539,599,456
Class R1	4,757	222,992	5,286	216,310
Class R2	26,147	1,394,624	95,531	4,585,182
Class R3	37,735	2,087,487	52,938	2,608,656
Class R4	57,182	3,416,623	26,663	1,317,928
Class R6	726,393	40,811,517	1,547,310	75,599,899
	13,633,654	$791,604,001	13,255,017	$672,279,178
Shares issued to shareholders in reinvestment of distributions
Class A	1,599,869	$82,954,011	1,748,944	$83,302,157
Class B	8,315	371,423	12,303	510,843
Class C	68,149	3,010,135	82,683	3,397,461
Class I	4,734,164	254,082,570	5,483,263	269,721,721
Class R1	5,713	245,359	6,025	241,164
Class R2	18,280	905,053	51,025	2,320,635
Class R3	49,606	2,543,291	54,667	2,576,989
Class R4	12,238	633,824	17,349	825,457
Class R6	2,495,913	128,863,975	2,931,232	139,028,313
	8,992,247	$473,609,641	10,387,491	$501,924,740
23

MFS Research Fund
Notes to Financial Statements  - continued
	Year ended 9/30/24		Year ended 9/30/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,093,255)	$(173,435,354)	(3,014,342)	$(149,559,449)
Class B	(50,114)	(2,440,253)	(64,870)	(2,803,020)
Class C	(321,584)	(15,406,084)	(322,045)	(13,738,300)
Class I	(16,730,117)	(977,168,313)	(21,786,678)	(1,118,367,833)
Class R1	(35,374)	(1,724,263)	(7,164)	(297,087)
Class R2	(86,718)	(4,766,295)	(585,679)	(27,994,526)
Class R3	(311,301)	(17,513,894)	(131,507)	(6,429,468)
Class R4	(34,537)	(1,971,155)	(96,813)	(4,936,517)
Class R6	(8,230,275)	(447,855,198)	(4,880,504)	(246,594,757)
	(28,893,275)	$(1,642,280,809)	(30,889,602)	$(1,570,720,957)
Net change
Class A	(558,616)	$(38,052,653)	(358,966)	$(21,405,860)
Class B	(40,423)	(2,005,618)	(52,499)	(2,289,327)
Class C	(162,147)	(8,035,954)	(157,797)	(6,843,374)
Class I	(241,947)	(36,266,882)	(5,764,191)	(309,046,656)
Class R1	(24,904)	(1,255,912)	4,147	160,387
Class R2	(42,291)	(2,466,618)	(439,123)	(21,088,709)
Class R3	(223,960)	(12,883,116)	(23,902)	(1,243,823)
Class R4	34,883	2,079,292	(52,801)	(2,793,132)
Class R6	(5,007,969)	(278,179,706)	(401,962)	(31,966,545)
	(6,267,374)	$(377,067,167)	(7,247,094)	$(396,517,039)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 8%, 6%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended September 30, 2024, the fund’s commitment fee and interest expense were $39,281 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
24

MFS Research Fund
Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,371,444	$976,599,282	$982,848,800	$(15,628)	$2,512	$34,108,810
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,819,945	$—
25

MFS Research Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust V and the Shareholders of MFS Research Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Research Fund (the “Fund”), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 14, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
26

MFS Research Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $524,422,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
27

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
28

MFS Research Fund
Board Review of Investment Advisory Agreement
MFS Research Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
29

MFS Research Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $5 billion and $10 billion.  The Trustees concluded that the breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
30

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST V

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   November 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  November 14, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  November 14, 2024

*  Print name and title of each signing officer under his or her signature.